UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

File No. 002-37707
File No. 811-02071

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /

Post-Effective Amendment No.	88	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	88

(Check appropriate box or boxes.)

DELAWARE GROUP INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	November 28, 2014

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on November 28, 2014 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 88 to Registration File No. 002-37707 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

DELAWARE GROUP® INCOME FUNDS

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund
(each a “Fund” and together the “Funds”)

Supplement to the Funds’ Statutory Prospectus dated November 28, 2014

On Nov. 19, 2014, the Board of Trustees of Delaware Group Income Funds voted to increase the Funds’ maximum exposure to foreign securities. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the second paragraph in the section entitled, “Fund Summaries – Delaware Corporate Bond Fund – What are the Fund’s principal investment strategies?”:

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 35% of its total assets in foreign securities, but the Fund’s total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

Until the Effective Date, the following information replaces the second paragraph in the section entitled, “Fund Summaries – Delaware Extended Duration Bond Fund – What are the Fund’s principal investment strategies?”:

The Fund may also invest up to 20% of its net assets in high yield corporate bonds (“junk bonds”). In addition, the Fund may invest up to 35% of its total assets in foreign securities, but the Fund’s total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

Until the Effective Date, the following information replaces the second paragraph in the section entitled, “How we manage the Funds – Our investment strategies”:

The Funds strive to provide shareholders with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds, with a strong emphasis on those that are rated in the four highest credit categories by an NRSRO. We may also invest in high yielding, lower-quality corporate bonds (also called "junk bonds"). These may involve greater risk because the companies issuing the bonds have lower credit ratings and may have difficulty making interest and principal payments. We may invest up to 35% of each Fund's total assets in foreign securities, but each Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations, and less stringent regulatory standards.

Until the Effective Date, the following information replaces the section entitled, “How we manage the Funds – The securities in which the Funds typically invest – Foreign corporate and government securities”:

Foreign corporate and government securities

Foreign corporate and government securities are debt obligations issued by a foreign corporation and securities issued by foreign governments.

A supranational entity is an entity established or financially supported by the national governments of one or more countries. The International Bank for Reconstruction and Development (more commonly known as the World Bank) is one example of a supranational entity.

How the Funds use them: Each Fund may invest up to 35% of its total assets in securities of issuers domiciled in foreign countries including both established countries and those with emerging markets, but each Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

Until the Effective Date, the following information replaces the section entitled, “How we manage the Funds – The risks of investing in the Funds – Foreign risk”:

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

How the Funds strive to manage it: The Manager carefully evaluates the reward and risk associated with each foreign security that we consider.

Each Fund may invest up to 35% of its total assets in securities of foreign issuers, but each Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 28, 2014.

DELAWARE GROUP® INCOME FUNDS

Delaware Diversified Floating Rate Fund
(the “Fund”)

Supplement to the Fund’s Statutory Prospectus dated November 28, 2014

On Nov. 19, 2014, the Board of Trustees of Delaware Group Income Funds voted to eliminate the minimum credit quality restrictions related to the Fund’s investment in structured products. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the section entitled, “How we manage the Fund – The securities in which the Fund typically invests – Asset-backed securities”:

Asset-backed securities

Asset-backed securities are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Fund uses them: The Fund may invest in asset-backed securities that are rated investment grade.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 28, 2014.

DELAWARE GROUP® INCOME FUNDS

Delaware Diversified Floating Rate Fund
(the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated November 28, 2014

On Nov. 19, 2014, the Board of Trustees of Delaware Group Income Funds voted to eliminate the minimum credit quality restrictions related to the Fund’s investment in structured products. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the first paragraph in the section entitled, “Investment Strategies and Risks – Asset-backed securities”:

Asset-Backed Securities
Delaware Diversified Floating Rate Fund may invest a portion of its assets in securities that are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans, and leases, or other loans or financial receivables currently available or that may be developed in the future. All such securities must be rated in one of the four highest rating categories by a reputable credit rating agency (for example, higher than BBB- as rated by Standard & Poor’s Financial Services LLC (“S&P”), or higher than Baa3 as rated by Moody’s Investors Service, Inc. (“Moody’s”)).

Until the Effective Date, the following information replaces the first paragraph in the section entitled, “Investment Strategies and Risks – Mortgage-backed securities”:

Mortgage-Backed Securities
Delaware Diversified Floating Rate Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations; collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) securities issued by U.S. government agencies or by financial institutions and other mortgage lenders; and stripped mortgage securities. The Fund may invest in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and non-agency mortgage backed securities only if the securities: (i) are rated at the time of purchase in the four top rating categories by an NRSRO and (ii) represent interests in whole loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. To the extent that any of these mortgage-backed securities are considered illiquid, these investments, together with any other illiquid investments held by the Fund, will not exceed 15% of the Fund's net assets.

Please keep this Supplement for future reference.

This Supplement is dated November 28, 2014.

Prospectus

Fixed income mutual funds

Fixed income mutual funds

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November 28, 2014

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Nasdaq ticker symbols
Delaware Corporate Bond Fund
Class A	DGCAX
Class C	DGCCX
Class R	DGCRX
Institutional Class	DGCIX
Delaware Extended Duration Bond Fund
Class A	DEEAX
Class C	DEECX
Class R	DEERX
Institutional Class	DEEIX
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The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.

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Fund summaries

Delaware Corporate Bond Fund

What is the Fund's investment objective?

Delaware Corporate Bond Fund seeks to provide investors with total return.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	R	Inst.
Management fees	0.48%	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.22%	0.22%	0.22%	0.22%
Total annual fund operating expenses	0.95%	1.70%	1.20%	0.70%
Fee waivers and expense reimbursements	(0.01%) [2]	(0.01%) [2]	(0.01%) [2]	(0.01%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%	1.69%	1.19%	0.69%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
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2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets from Nov. 28, 2014 through Nov. 30, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not
		redeemed)
Class	A	C	C	R	Inst.
1 year	$542	$172	$272	$121	$70
3 years	$738	$535	$535	$380	$223
5 years	$951	$922	$922	$659	$389
10 years	$1,563	$2,008	$2,008	$1,454	$870
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Our focus is on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB- and above by Standard & Poor's Financial Services LLC (S&P), Baa3 and above by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO. We may also invest in unrated bonds if we believe their credit quality is comparable to those that have investment grade ratings.

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The Fund may also invest up to 20% of its net assets in high yield corporate bonds ("junk bonds").  In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

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The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Barclays U.S. Corporate Investment Grade Index, which as of Oct. 31, 2014, was 7.16 years. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates.

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The 80% policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Loans and other indebtedness   risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Forward foreign currency risk  — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Derivatives risk  — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

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How has Delaware Corporate Bond Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, Delaware Corporate Bond Fund's Class A shares had a calendar year-to-date return of 6.63%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 14.62% for the quarter ended June 30, 2009 and its lowest quarterly return was -6.83% for the quarter ended Sept. 30, 2008.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years
Class A return before taxes	-5.03%	10.87%	6.29%
Class A return after taxes on distributions	-7.13%	8.12%	3.94%
Class A return after taxes on distributions and sale of Fund shares	-2.57%	7.56%	4.00%
Class C return before taxes	-2.28%	11.08%	5.98%
Class R return before taxes	-0.68%	11.67%	6.51%
Institutional Class return before taxes	-0.35%	12.19%	7.04%
Barclays U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	-1.53%	8.63%	5.33%
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After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Delaware Management Company, a series of Delaware Management Business Trust

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Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Roger A. Early, CPA, CFA	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	May 2007
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Kashif Ishaq	Senior Vice President, Head of Investment Grade Corporate Bond Trading	November 2013
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014
J. David Hillmeyer, CFA	Vice President, Senior Portfolio Manager	November 2014
Michael G. Wildstein, CFA	Vice President, Senior Portfolio Manager	November 2014
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Purchase and redemption of Fund shares

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You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

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For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

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Tax information

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The Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

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Payments to broker/dealers and other financial intermediaries

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If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Delaware Extended Duration Bond Fund

What is the Fund's investment objective?

Delaware Extended Duration Bond Fund seeks to provide investors with total return.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	R	Inst.
Management fees	0.54%	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.00%	1.75%	1.25%	0.75%
Fee waivers and expense reimbursements	(0.04%) [2]	(0.04%) [2]	(0.04%) [2]	(0.04%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%	1.71%	1.21%	0.71%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
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2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.71% of the Fund's average daily net assets from Nov. 28, 2014 through Nov. 30, 2015.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not
		redeemed)
Class	A	C	C	R	Inst.
1 year	$544	$174	$274	$123	$73
3 years	$750	$547	$547	$393	$236
5 years	$974	$945	$945	$682	$413
10 years	$1,616	$2,059	$2,059	$1,508	$927
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 216% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Our focus is on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds we select for the portfolio are typically rated BBB- and above by Standard & Poor's Financial Services LLC (S&P), Baa3 and above by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO. We may also invest in unrated bonds if we believe their credit quality is comparable to those that have investment grade ratings.

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The Fund may also invest up to 20% of its net assets in high yield corporate bonds ("junk bonds"). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

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The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Barclays Long U.S. Corporate Index, which as of Oct. 31, 2014, was 13.72 years. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates.

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The 80% policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Loans and other indebtedness   risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Forward foreign currency risk  — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Derivatives risk  — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

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How has Delaware Extended Duration Bond Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 12.36%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 14.88% for the quarter ended June 30, 2009 and its lowest quarterly return was -8.61% for the quarter ended
Sept. 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years or lifetime
Class A return before taxes	-8.32%	12.17%	7.79%
Class A return after taxes on distributions	-10.11%	9.16%	5.19%
Class A return after taxes on distributions and sale of Fund shares	-4.71%	8.59%	5.14%
Class C return before taxes	-5.50%	12.37%	7.49%
Class R return before taxes (lifetime:10/3/05–12/31/13)	-4.09%	12.91%	8.24%
Institutional Class return before taxes	-3.78%	13.50%	8.55%
Barclays Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	-5.68%	10.29%	6.37%
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After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

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Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Roger A. Early, CPA, CFA	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	May 2007
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Kashif Ishaq	Senior Vice President, Head of Investment Grade Corporate Bond Trading	November 2013
J. David Hillmeyer, CFA	Vice President, Senior Portfolio Manager	November 2014
Michael G. Wildstein, CFA	Vice President, Senior Portfolio Manager	November 2014
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014
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Purchase and redemption of Fund shares

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You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

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For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

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Tax information

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The Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

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Payments to broker/dealers and other financial intermediaries

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If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Funds

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We take a disciplined approach to investing, combining investment strategies and risk-management techniques that we believe can help shareholders meet their goals.

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Our investment strategies

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. The following are descriptions of how the portfolio manager pursues the Funds' investment goals.

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The Funds strive to provide shareholders with total return through a combination of income and capital appreciation from the bonds in their portfolios. We invest primarily in corporate bonds, with a strong emphasis on those that have investment grade credit ratings from an NRSRO. We may also invest up to 20% of each Fund's net assets in high yielding, lower-quality corporate bonds (also called "junk bonds"). These may involve greater risk because the companies issuing the bonds have lower credit ratings and may have difficulty making interest and principal payments. We may invest up to 40% of each Fund's total assets in foreign securities, but each Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. Securities of foreign issuers are also subject to certain risks such as political and economic instability, currency fluctuations, and less stringent regulatory standards.

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In selecting bonds, we conduct a careful analysis of economic factors, industry-related information, and the underlying financial stability of the company issuing the bond.

Choosing between Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund
We manage both Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund using the same fundamental strategy. The main difference between the two Funds is in their return potential and the corresponding risk associated with each Fund. Delaware Corporate Bond Fund is the more conservative of the two Funds and might be appropriate for investors who desire less potential for fluctuation of their share price. Delaware Corporate Bond Fund's average portfolio duration generally varies within two years (plus or minus) of the current average duration of the Barclays U.S. Corporate Investment Grade Index. Delaware Extended Duration Bond Fund's average portfolio duration generally varies within two years (plus or minus) of the current average duration of the Barclays Long U.S. Corporate Index. This longer duration gives Delaware Extended Duration Bond Fund greater income potential as well as greater appreciation potential when interest rates decline.

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Each Fund's investment objective is nonfundamental. This means that a Fund's Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, a Fund would notify shareholders at least 60 days before the change became effective.

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The securities in which the Funds typically invest

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Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Please see the Funds' SAI for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

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Corporate bonds

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Corporate bonds are bonds, notes, or debentures issued by corporations and other business organizations (including real estate investment trusts, master limited partnerships, and other business trusts).

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How the Funds use them: Under normal circumstances, each Fund will invest at least 80% of its net assets in corporate bonds.

High yield corporate bonds (junk bonds)

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High yield corporate bonds are debt obligations issued by a corporation and rated below investment grade (lower than BBB- by S&P and lower than Baa3 by Moody's, or similarly rated by another NRSRO). High yield bonds, also known as "junk bonds," are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

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How the Funds use them: Each Fund may invest up to 20% of its net assets in high yield corporate bonds.

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The Manager carefully evaluates an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds in which a Fund is permitted to invest. Unrated bonds may be more speculative in nature than rated bonds.

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U.S. government securities

U.S. government securities are direct U.S. obligations that include bills, notes, and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

How the Funds use them: Each Fund may invest in direct U.S. government obligations; however, these securities will typically be a smaller percentage of the portfolio because they generally do not offer as high a level of current income as other fixed income securities in which the Funds may invest.

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Zero coupon and payment-in-kind (PIK) bonds

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Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par values. PIK bonds pay interest through the issuance to holders of additional securities.

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How the Funds use them: Each Fund may invest in zero coupon bonds and PIK bonds, consistent with its investment objective. The Manager expects PIK bonds to be a less significant component of our strategy. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences, which, under certain conditions, could be adverse to the Funds.

Foreign corporate and government securities

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Debt issued by a non-U.S. company or a government other than the United States or by an agency, instrumentality, or political subdivision of such government.

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How the Funds use them : Each Fund may invest up to 40% of its total assets in securities of issuers domiciled in foreign countries including both established countries and those with emerging markets, but each Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

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Corporate commercial paper

Corporate commercial paper is a short-term debt obligation with maturities ranging from 2 to 270 days, issued by companies.

How the Funds use them: Each Fund may invest in commercial paper that is rated P-1 or P-2 by Moody's and/or A-1 or A-2 by S&P. They may also invest in unrated commercial paper if the Manager determines its quality is comparable to these quality ratings.

Short-term debt or money market instruments

These instruments include: (1) time deposits, certificates of deposit, and banker's acceptances issued by U.S. banks; (2) time deposits and certificates of deposit issued by foreign banks; (3) commercial paper of the highest quality rating; (4) short-term debt obligations with the highest quality rating; (5) U.S. government securities; and (6) repurchase agreements collateralized by those instruments.

How the Funds use them: Each Fund may invest in these instruments either as a means to achieve its investment objective or, more commonly, as temporary defensive instruments or as a pending investment in the Funds' principal investment securities. When investing all or a significant portion of a Fund's assets in these instruments, the Fund may not be able to achieve its investment objective.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

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How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises.

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Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

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How the Funds use them: Each Fund may use interest rate swaps to adjust its sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that these Funds invest in, such as the corporate bond market. Each Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to a Fund on favorable terms. The Funds may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

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At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

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If a Fund has any financial obligation under a swap agreement, it will designate cash and liquid assets sufficient to cover the obligation and will value the designated assets daily as long as the obligation is outstanding. Use of these strategies can increase the operating costs of the Funds and lead to loss of principal.

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Options

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Options represent a right to buy or sell a security or a group of securities, or a swap agreement or agreements at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option. Certain options may be considered derivatives securities.

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How the Funds use them:   At times when the Manager anticipates adverse conditions, it may want to protect gains on securities or swap agreements for a Fund without actually selling them.  A Fund might use options to neutralize the effect of any price declines, without selling a security or swap agreement, or as a hedge against changes in interest rates.  A Fund may also sell an option contract (often referred to as "writing" an option) to earn additional income for the Funds.  A Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

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Use of these strategies can increase the operating costs of a Fund and lead to loss of principal.

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Each Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

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Futures and options on futures

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

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Options on futures contracts represent a right to buy or sell a futures contract at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

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Certain futures and options on futures contracts may be considered derivatives securities.

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How the Funds use them: Each Fund may invest in futures, options on futures contracts, and closing transactions related thereto. These activities will be entered into primarily for managing duration and to facilitate the ability to quickly deploy into the market the Fund's cash, short-term debt securities, and other money market instruments at times when its assets are not fully invested. We may only enter into these transactions for hedging purposes if they are consistent with the Fund's investment objective and policies. Each Fund currently intends to limit its investments in futures contracts and options thereon to the extent that not more than 5% of its assets are required as future contract margin deposits and premiums on options and only to the extent that obligations and/or notional values under such contracts and transactions represent not more than 40% of net assets.

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Each Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Bank loans

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A bank loan represents an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiror of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

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How the Funds use them: Each Fund may invest without restriction in bank loans that meet the credit standards established by the Manager. The Manager performs its own independent credit analysis on each borrower and on the collateral securing each loan, considers the nature of the industry in which the borrower operates, the nature of the borrower's assets, and considers the general quality and creditworthiness of the borrower. Each Fund may invest in bank loans in order to enhance total return, to effect diversification, or to earn additional income. Each Fund will not use bank loans for reasons inconsistent with its investment objective.

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Foreign currency transactions

A fund may invest in securities of foreign issuers and may hold foreign currency. In addition, a fund may enter into contracts to purchase or sell foreign currencies at a future date (a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

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How the Funds use them:  Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations.

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Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Other investment strategies

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Borrowing from banks

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Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective.

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Lending securities

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Each Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of a Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for a Fund.

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Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover their obligations, and will value the designated assets daily.

Temporary defensive positions

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In response to unfavorable market conditions, a Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments.  These investments may not be consistent with a Fund's investment objective.  To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

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The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on individual bonds that the Manager believes can provide a steady stream of income regardless of interim fluctuations in the bond market. The Funds generally do not buy and sell securities for short-term purposes.

In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to us investing directly in the market the swap is intended to represent.

Interest rate risk

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Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

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Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated. For example, if a fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Funds strive to manage it: Interest rate risk is a significant risk for these Funds. In striving to manage this risk, the Manager monitors economic conditions and the interest rate environment and may adjust each Fund's duration or average maturity as a defensive measure against interest rate risk.

Each Business Day, the Manager will calculate the amount a Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

High yield corporate (junk) bond risk

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High yield corporate bonds (commonly known as "junk" bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

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How the Fund strives to manage it: Each Fund limits investments in high yield corporate bonds to 20% of its net assets. The Manager also attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact fund performance.

How the Funds strive to manage it: The Funds strive to minimize credit risk by investing primarily in higher quality, investment grade corporate bonds.

Any portion of a portfolio that is invested in high yielding, lower-quality corporate bonds is subject to greater credit risk. The Manager strives to manage that risk through careful bond selection, by limiting the percentage of the portfolio that can be invested in lower quality bonds and by maintaining a diversified portfolio of bonds representing a variety of industries and issuers.

When selecting dealers with whom we would make interest rate or index swap agreements, the Manager focuses on those with high quality ratings and does careful credit analysis before investing.

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Loans and other direct indebtedness risk

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Loans and other direct indebtedness risk involves the risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments that obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain, in a segregated account, cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

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As a fund may be required to rely upon another lending institution to collect and pass on to the fund amounts payable with respect to the loan and to enforce the fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of such loans and other direct indebtedness may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

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How the Funds strive to manage it: These risks may not be completely eliminated, but the Manager will attempt to reduce these risks through portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets. Should we determine that any of these securities are illiquid, these would be subject to each Fund's restrictions on illiquid securities.

Foreign risk

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Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic or government conditions; the imposition of economic and/or trade sanctions; or inadequate or different regulatory and accounting standards.

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How the Funds strive to manage it: The Manager carefully evaluates the reward and risk associated with each foreign security that we consider.

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Each Fund may invest up to 40% of its total assets in securities of foreign issuers, but each Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

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Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Funds strive to manage it:   Each Fund may invest a portion of its assets in securities of issuers located in emerging markets. The Funds cannot eliminate these risks but the Manager will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors.

Currency risk

Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

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How the Funds strive to manage it: The Funds, which have exposure to global and international investments, may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S.-dollar-denominated securities, we may invest in forward foreign currency contracts. These activities pose special risks that do not typically arise in connection with investments in U.S. securities. In addition, we may engage in foreign currency options and futures transactions.

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Forward foreign currency risk

The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

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How the Funds strive to manage it:   The Funds are subject to this risk and may try to hedge currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a preset price on a future date, the Funds strive to protect the value of the securities they own from future changes in currency rates.

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Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

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The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds, and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

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How the Funds strive to manage it: The Funds may invest up to 15% of their respective net assets in illiquid securities.

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Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving options or swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

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How the Funds strive to manage it: The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification or to earn additional income. They will not use derivatives for reasons inconsistent with their respective investment objectives.  The Manager also researches and continually monitors the creditworthiness of current or potential counterparties.

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Counterparty risk

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Counterparty risk is the risk that if a fund enters into a derivatives contract (such as an equity linked security, a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

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How the Funds strive to manage it:   A Fund tries to minimize this risk by considering the creditworthiness of all parties before it enters into transactions with them. A Fund will hold collateral from counterparties consistent with applicable regulations.

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Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

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How the Funds strive to manage it:   The Manager evaluates the economic and political climate in the United States and abroad before selecting securities for each Fund. Each Fund typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

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Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

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The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Funds' investment manager. Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Sept. 30, 2014 , more than $180 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing the Delaware Investments ® Funds since 1938. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid an aggregate fee, net of fee waivers, of 0.47% and 0.50% of the average daily net assets of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, respectively, during the last fiscal year.

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A discussion of the basis for the Board's approval of the Funds' investment advisory contract is available in the Funds' semiannual report to shareholders for the period ended Jan. 31, 2014 .

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Portfolio managers

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Michael G. Wildstein has primary responsibility for making day-to-day investment decisions for Delaware Corporate Bond Fund and J. David Hillmeyer has primary responsibility for making day-to-day investment decisions for Delaware Extended Duration Bond Fund. When making decisions for Delaware Corporate Bond Fund, Mr. Wildstein regularly consults with Roger A. Early, Paul A. Matlack, Craig C. Dembek, John P. McCarthy, Kashif Ishaq, Christopher M. Testa, and J. David Hillmeyer. When making decisions for Delaware Extended Duration Bond Fund, Mr. Hillmeyer regularly consults with Roger A. Early, Paul A. Matlack, Craig C. Dembek, John P. McCarthy, Kashif Ishaq, Christopher M. Testa, and Michael G. Wildstein.

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Roger A. Early, CPA, CFA, Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor's degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

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Paul A. Matlack, CFA,  Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist
Paul A. Matlack is a strategist and senior portfolio manager for the firm's fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor's degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

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Craig C. Dembek, CFA, Senior Vice President, Co-Head of Credit Research, Senior Research Analyst
Craig C. Dembek is co-head of credit research and senior research analyst on the firm's taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor's degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

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John P. McCarthy, CFA, Senior Vice President, Co-Head of Credit Research, Senior Research Analyst
John P. McCarthy is co-head of credit research and senior research analyst on the firm's taxable fixed income team, responsible for industrials, steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm's fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor's degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

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Kashif Ishaq, Senior Vice President, Head of Investment Grade Corporate Bond Trading
Kashif Ishaq is head of investment grade corporate bond trading. He also assists in managing investment grade corporate bond exposure within all the portfolios. For the three years prior to joining Delaware Investments in August 2005, he participated in Lincoln Financial Group's rotational Professional Development Program. He started the program as a financial analyst in the Hartford office, followed by a position in information technology, and lastly he spent a year in the client services department of Delaware Investments. Ishaq received his bachelor's degree in corporate finance and accounting from Bentley College, with a minor in mathematics.

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Christopher M. Testa, CFA, Senior Vice President, Senior Portfolio Manager
Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm's corporate credit portfolio management group. He manages both investment grade and high yield corporate credit. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor's degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

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J. David Hillmeyer, CFA, Vice President, Senior Portfolio Manager
J. David Hillmeyer is a member of the firm's taxable fixed income portfolio management team. He is responsible for portfolio construction and asset allocation of the diversified floating rate strategy and serves as co-portfolio manager for the fixed rate multisector, core plus, and investment grade corporate bond strategies. Prior to joining Delaware Investments in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor's degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

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Michael G. Wildstein, CFA, Vice President, Senior Portfolio Manager
Michael G. Wildstein is a member of the firm's fixed income portfolio management team. He manages corporate credit-related portfolios. Before joining the team, he was a senior corporate bond analyst focused on the telecommunications sector for high grade and high yield portfolios. Prior to joining Delaware Investments in March 2007 as a senior research analyst, Wildstein spent five years at Merrill Lynch Investment Managers in various roles that included portfolio manager for the core bond team, corporate bond research analyst, and corporate bond trader. Before moving into investment management, Wildstein worked in finance, corporate strategy, and business development with several firms including RCN Corporation and AT&T Local Services. He earned a bachelor's degree from the University of Tampa and an MBA from Drexel University.

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The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

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Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds' sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

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Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

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Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

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Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

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You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the "financial intermediary") to determine which class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

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Choosing a share class

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

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Class A, Class C, and Class R shares have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Class A

  Class A shares have an upfront sales charge of up to 4.50% that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

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  Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

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Class A sales charges

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The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding.

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Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
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* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

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Class C

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  Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

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  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, and Institutional Class shares.

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Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

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Class R

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  Class R shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k),
  401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments ® plans that were previously maintained on the Delaware Investments ® retirement recordkeeping system or the retirement recordkeeping system of Ascensus (formerly, BISYS) that are offering Class R shares to participants.

  Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

  Any account holding Class A shares of a Fund as of the date Class R shares were made available for that Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding a Fund's Class R shares is not eligible to purchase its Class A shares.

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  Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

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Institutional Class

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  Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund.

  Institutional Class shares do not assess a CDSC or a 12b-1 fee.

  Institutional Class shares are available for purchase only by the following:

    rollover IRAs from retirement plans and retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business;

    retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

    tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

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Dealer compensation

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The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.  Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

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	Class A1	Class C [2]	Class R [3]
Commission (%)	—	1.00%	—
Investment less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%
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 1  On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.
2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase.
3  On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

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Payments to intermediaries

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The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, sub-accounting fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Investments ® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Fund and/or some or all other Delaware Investments ® Funds), a Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

How to reduce your sales charge

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We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Funds in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R and Institutional Class shares have no upfront sales charge or CDSC so they are not included in the chart below.

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Letter of intent and rights of accumulation

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Through a letter of intent you agree to invest a certain amount in Delaware Investments ® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges. Delaware Investments® Funds no longer accept retroactive letters of intent.

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You can combine your holdings or purchases of Class A and Class C shares of Delaware Investments ® Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges.

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Class A	Class C
Available	Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.
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Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

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Class A	Class C
Available.	Not available.
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SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

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These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group.  Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

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Class A	Class C
Available.	Not available.
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Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.  The Funds reserve the right to modify or terminate these arrangements at any time.

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  Shares purchased under the Delaware Investments ® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments ® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) current employees of legal counsel to the Delaware Investments ® Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve ® Fund as a result of a liquidation of a Delaware Investments ® Fund may exchange into Class A shares of another Delaware Investments ® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments ® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

  Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund's Institutional Class, if applicable.

  Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs.

  Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

  Purchases by certain participants of particular group retirement plans as described in the SAI.

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Waivers of contingent deferred sales charges

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Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus, in the SAI, which is available upon request, and free of charge on the Delaware Investments ® Funds' website at delawareinvestments.com. Class R and Institutional Class shares do not have CDSCs so they are not included in the list below.

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CDSCs for Class A and Class C shares may be waived under the following circumstances: 1

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  Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

  Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

  Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

  Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

  Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

  Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

  Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.

  Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

  Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

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1Please note that you or your financial intermediary will have to notify us at the time of the redemption that the trade qualifies for such waiver.
 2Qualified plans that are fully redeemed at the direction of the plan's fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

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How to buy shares

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Through your financial intermediary

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Your financial intermediary can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge a separate fee for this service.

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By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

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Please note that purchase orders submitted by mail will not be considered accepted until such purchase orders are received in good order by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Purchase orders will not be accepted at any other address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services or receipt at the Funds' post office box, of purchase orders or redemption requests, do not constitute receipt by the Fund or its agent.

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By wire

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Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

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By exchange

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You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

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Through automated shareholder services

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You may purchase or exchange shares through our automated telephone service (for Class A, Class C, and Class R shares only), or through our website, delawareinvestments.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Calculating share price

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The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

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We determine the NAV per share for each class of a Delaware Investments ® Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

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Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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The Board has delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight.

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Retirement plans

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In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Shareholder Service Center at 800 523-1918.

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Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

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Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

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How to redeem shares

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Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Investments ® .

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

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If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

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Redemption proceeds will be distributed promptly (except as noted above), but not later than seven days after receipt of a redemption request (except as noted above). Please see the SAI for additional information.

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Through your financial intermediary

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Your financial intermediary can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge a separate fee for this service.

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By mail

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You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Shareholder Service Center at 800 523-1918 for more information about the signature guarantee requirements.

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Please note that redemption orders submitted by mail will not be considered accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Redemption requests will not be accepted at any other address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services or receipt at the Funds' post office box, of purchase orders or redemption requests, do not constitute receipt by the transfer agent.

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By telephone

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You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

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  By check — Sent to your address of record, provided there has not been an address change in the last 30 days.

  By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.

  By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

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Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

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Through automated shareholder services

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You may redeem shares through our automated telephone service or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

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Low balance accounts

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For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

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For Class R and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

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If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

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Certain accounts held in omnibus, advisory, or asset-allocation programs or programs covered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

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If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

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Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following investor services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

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With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time.

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Online account access

Online account access is a password-protected area of the Delaware Investments ® Funds' website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments ® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments ® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

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You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments ® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of the Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details.) You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

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On demand service

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The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

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Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

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You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

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Frequent trading of Fund shares

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The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing and disruptive trading. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments ® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive, rapid, short-term "round trips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

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Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

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Redemptions will continue to be permitted in accordance with the Funds' then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

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Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

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By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

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Any fund may be subject to disruptive activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

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Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

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Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset allocation or dollar-cost-averaging programs; or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that the Funds' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Funds' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Funds' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

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Limitations on ability to detect and curtail market timing

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Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions . Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Funds is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by a Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

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Sale or redemption of Fund shares . A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments ® Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Funds' default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments ® website at delawareinvestments.com as the information becomes available.

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Medicare tax . An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Backup withholding . By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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State and local taxes . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

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Non-U.S. investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after Jan. 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other reporting and withholding requirements . Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.


This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Certain management considerations

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Investments by fund of funds and similar investment vehicles

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The Funds may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Internal Revenue Code. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

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The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request by calling 800 523-1918.

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Delaware Corporate Bond Fund Class A shares

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Class A shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$5.950	$6.260	$6.050	$6.080	$5.460
Income (loss) from investment operations:
Net investment income[1]	0.227	0.230	0.246	0.268	0.309
Net realized and unrealized gain (loss)	0.251	(0.099)	0.384	0.278	0.647
Total from investment operations	0.478	0.131	0.630	0.546	0.956

Less dividends and distributions from:
Net investment income	(0.252)	(0.252)	(0.284)	(0.305)	(0.336)
Net realized gain	(0.096)	(0.189)	(0.136)	(0.271)	—
Total dividends and distributions	(0.348)	(0.441)	(0.420)	(0.576)	(0.336)

Net asset value, end of period	$6.080	$5.950	$6.260	$6.050	$6.080

Total return[2]	8.33%	2.02%	11.04%	9.44%	17.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$511,351	$645,585	$638,481	$392,313	$409,671
Ratio of expenses to average net assets	0.94%	0.93%	0.94%	0.95%	0.94%
Ratio of expenses to average net assets prior to fees waived	0.96%	0.98%	1.01%	1.09%	1.10%
Ratio of net investment income to average net assets	3.81%	3.70%	4.11%	4.45%	5.31%
Ratio of net investment income to average net assets prior to fees waived	3.79%	3.65%	4.04%	4.31%	5.15%
Portfolio turnover	215%	230%	202%	204%	219%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

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Delaware Corporate Bond Fund Class C shares

Class C shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$5.960	$6.260	$6.050	$6.090	$5.470
Income (loss) from investment operations:
Net investment income[1]	0.182	0.183	0.202	0.223	0.266
Net realized and unrealized gain (loss)	0.241	(0.088)	0.383	0.268	0.646
Total from investment operations	0.423	0.095	0.585	0.491	0.912

Less dividends and distributions from:
Net investment income	(0.207)	(0.206)	(0.239)	(0.260)	(0.292)
Net realized gain	(0.096)	(0.189)	(0.136)	(0.271)	—
Total dividends and distributions	(0.303)	(0.395)	(0.375)	(0.531)	(0.292)

Net asset value, end of period	$6.080	$5.960	$6.260	$6.050	$6.090

Total return[2]	7.35%	1.43%	10.21%	8.44%	17.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$209,893	$273,594	$249,029	$135,912	$141,328
Ratio of expenses to average net assets	1.69%	1.68%	1.69%	1.70%	1.69%
Ratio of expenses to average net assets prior to fees waived	1.70%	1.68%	1.71%	1.79%	1.80%
Ratio of net investment income to average net assets	3.06%	2.95%	3.36%	3.70%	4.56%
Ratio of net investment income to average net assets prior to fees waived	3.05%	2.95%	3.34%	3.61%	4.45%
Portfolio turnover	215%	230%	202%	204%	219%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

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Delaware Corporate Bond Fund Class R shares

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Class R shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$5.960	$6.270	$6.050	$6.090	$5.470
Income (loss) from investment operations:
Net investment income[1]	0.212	0.214	0.231	0.253	0.295
Net realized and unrealized gain (loss)	0.251	(0.098)	0.394	0.268	0.646
Total from investment operations	0.463	0.116	0.625	0.521	0.941

Less dividends and distributions from:
Net investment income	(0.237)	(0.237)	(0.269)	(0.290)	(0.321)
Net realized gain	(0.096)	(0.189)	(0.136)	(0.271)	—
Total dividends and distributions	(0.333)	(0.426)	(0.405)	(0.561)	(0.321)

Net asset value, end of period	$6.090	$5.960	$6.270	$6.050	$6.090

Total return[2]	8.06%	1.77%	10.94%	8.98%	17.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,142	$37,293	$22,661	$11,981	$10,209
Ratio of expenses to average net assets	1.19%	1.18%	1.19%	1.20%	1.19%
Ratio of expenses to average net assets prior to fees waived	1.22%	1.28%	1.31%	1.39%	1.40%
Ratio of net investment income to average net assets	3.56%	3.45%	3.86%	4.20%	5.06%
Ratio of net investment income to average net assets prior to fees waived	3.53%	3.35%	3.74%	4.01%	4.85%
Portfolio turnover	215%	230%	202%	204%	219%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.


Delaware Corporate Bond Fund Institutional Class shares

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Institutional Class shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$5.950	$6.260	$6.050	$6.090	$5.470
Income (loss) from investment operations:
Net investment income[1]	0.242	0.245	0.261	0.283	0.329
Net realized and unrealized gain (loss)	0.251	(0.098)	0.384	0.268	0.641
Total from investment operations	0.493	0.147	0.645	0.551	0.970

Less dividends and distributions from:
Net investment income	(0.267)	(0.268)	(0.299)	(0.320)	(0.350)
Net realized gain	(0.096)	(0.189)	(0.136)	(0.271)	—
Total dividends and distributions	(0.363)	(0.457)	(0.435)	(0.591)	(0.350)

Net asset value, end of period	$6.080	$5.950	$6.260	$6.050	$6.090

Total return[2]	8.60%	2.28%	11.32%	9.52%	18.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$468,205	$518,576	$507,190	$466,660	$357,801
Ratio of expenses to average net assets	0.69%	0.68%	0.69%	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.70%	0.68%	0.71%	0.79%	0.80%
Ratio of net investment income to average net assets	4.06%	3.95%	4.36%	4.70%	5.56%
Ratio of net investment income to average net assets prior to fees waived	4.05%	3.95%	4.34%	4.61%	5.45%
Portfolio turnover	215%	230%	202%	204%	219%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Delaware Extended Duration Bond Fund Class A shares

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Class A shares	7/31/14	7/31/13	7/31/12	7/31/11	Year Ended 7/31/10
Net asset value, beginning of period	$6.280	$7.150	$6.380	$6.440	$5.600
Income (loss) from investment operations:
Net investment income[1]	0.278	0.280	0.300	0.318	0.348
Net realized and unrealized gain (loss)	0.542	(0.427)	1.055	0.268	0.850
Total from investment operations	0.820	(0.147)	1.355	0.586	1.198

Less dividends and distributions from:
Net investment income	(0.290)	(0.287)	(0.319)	(0.329)	(0.358)
Net realized gain	—	(0.436)	(0.266)	(0.317)	—
Total dividends and distributions	(0.290)	(0.723)	(0.585)	(0.646)	(0.358)

Net asset value, end of period	$6.810	$6.280	$7.150	$6.380	$6.440

Total return[2]	13.42%	(2.45%)	22.48%	9.74%	22.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,041	$370,553	$402,639	$352,060	$275,312
Ratio of expenses to average net assets	0.96%	0.95%	0.95%	0.95%	0.94%
Ratio of expenses to average net assets prior to fees waived	1.01%	1.04%	1.06%	1.12%	1.18%
Ratio of net investment income to average net assets	4.35%	4.13%	4.53%	5.07%	5.77%
Ratio of net investment income to average net assets prior to fees waived	4.30%	4.04%	4.42%	4.90%	5.53%
Portfolio turnover	216%	217%	172%	147%	149%
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1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

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Delaware Extended Duration Bond Fund Class C shares

Class C shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$6.280	$7.150	$6.380	$6.430	$5.600
Income (loss) from investment operations:
Net investment income[1]	0.230	0.230	0.251	0.272	0.302
Net realized and unrealized gain (loss)	0.542	(0.428)	1.055	0.277	0.841
Total from investment operations	0.772	(0.198)	1.306	0.549	1.143

Less dividends and distributions from:
Net investment income	(0.242)	(0.236)	(0.270)	(0.282)	(0.313)
Net realized gain	—	(0.436)	(0.266)	(0.317)	—
Total dividends and distributions	(0.242)	(0.672)	(0.536)	(0.599)	(0.313)

Net asset value, end of period	$6.810	$6.280	$7.150	$6.380	$6.430

Total return[2]	12.59%	(3.17%)	21.57%	9.09%	20.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,091	$47,326	$62,275	$24,532	$23,115
Ratio of expenses to average net assets	1.71%	1.70%	1.70%	1.70%	1.69%
Ratio of expenses to average net assets prior to fees waived	1.75%	1.74%	1.76%	1.82%	1.88%
Ratio of net investment income to average net assets	3.60%	3.38%	3.78%	4.32%	5.02%
Ratio of net investment income to average net assets prior to fees waived	3.56%	3.34%	3.72%	4.20%	4.83%
Portfolio turnover	216%	217%	172%	147%	149%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Delaware Extended Duration Bond Fund Class R shares

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Class R shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$6.290	$7.160	$6.390	$6.440	$5.600
Income (loss) from investment operations:
Net investment income[1]	0.265	0.263	0.284	0.303	0.339
Net realized and unrealized gain (loss)	0.539	(0.426)	1.055	0.278	0.845
Total from investment operations	0.804	(0.163)	1.339	0.581	1.184

Less dividends and distributions from:
Net investment income	(0.274)	(0.271)	(0.303)	(0.314)	(0.344)
Net realized gain	—	(0.436)	(0.266)	(0.317)	—
Total dividends and distributions	(0.274)	(0.707)	(0.569)	(0.631)	(0.344)

Net asset value, end of period	$6.820	$6.290	$7.160	$6.390	$6.440

Total return[2]	13.13%	(2.68%)	22.15%	9.63%	21.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,545	$29,423	$20,080	$10,800	$14,131
Ratio of expenses to average net assets	1.21%	1.20%	1.20%	1.20%	1.19%
Ratio of expenses to average net assets prior to fees waived	1.27%	1.34%	1.36%	1.42%	1.48%
Ratio of net investment income to average net assets	4.10%	3.88%	4.28%	4.82%	5.52%
Ratio of net investment income to average net assets prior to fees waived	4.04%	3.74%	4.12%	4.60%	5.23%
Portfolio turnover	216%	217%	172%	147%	149%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.


Delaware Extended Duration Bond Fund Institutional Class shares

Institutional Class shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$6.270	$7.140	$6.370	$6.430	$5.590
Income (loss) from investment operations:
Net investment income[1]	0.295	0.297	0.317	0.332	0.364
Net realized and unrealized gain (loss)	0.541	(0.427)	1.055	0.269	0.849
Total from investment operations	0.836	(0.130)	1.372	0.601	1.213
Less dividends and distributions from:
Net investment income	(0.306)	(0.304)	(0.336)	(0.344)	(0.373)
Net realized gain	—	(0.436)	(0.266)	(0.317)	—
Total dividends and distributions	(0.306)	(0.740)	(0.602)	(0.661)	(0.373)

Net asset value, end of period	$6.800	$6.270	$7.140	$6.370	$6.430

Total return[2]	13.72%	(2.21%)	22.82%	10.01%	22.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,039	$304,299	$344,628	$124,076	$49,310
Ratio of expenses to average net assets	0.71%	0.70%	0.70%	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.74%	0.76%	0.82%	0.88%
Ratio of net investment income to average net assets	4.60%	4.38%	4.78%	5.32%	6.02%
Ratio of net investment income to average net assets prior to fees waived	4.56%	4.34%	4.72%	5.20%	5.83%
Portfolio turnover	216%	217%	172%	147%	149%
1	The average shares outstanding method has been applied for per share information.
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2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

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  Website: delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

    For convenient access to account information or current performance information on all Delaware Investments ® Funds, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 (by regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (by overnight courier service).

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Additional information about the Funds' investments is available in their annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' website (delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
100 F Street, NE, Washington, DC 20549-1520. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-460 [7/14] PDF 20043 [11/14]

Investment Company Act number: 811-02071

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Prospectus

Fixed income mutual fund

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

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November 28, 2014

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Nasdaq ticker symbols
Class A	DHOAX
Class C	DHOCX
Class R	DHIRX
Institutional Class	DHOIX
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The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.

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Fund summary

Delaware High-Yield Opportunities Fund

What are the Fund's investment objectives?

Delaware High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price,whichever is lower	none	1.00%[1]	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	R	Inst.
Management fees	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.22%	0.22%	0.22%	0.22%
Total annual fund operating expenses	1.11%	1.86%	1.36%	0.86%
Fee waivers and expense reimbursements	(0.06%) [2]	(0.06%) [2]	(0.06%) [2]	(0.06%) [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%	1.80%	1.30%	0.80%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
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2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund's average daily net assets from Nov. 28, 2014 through Nov. 30, 2015.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above.  This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board of Trustees (Board).

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not
		redeemed)
Class	A	C	C	R	Inst.
1 year	$552	$183	$283	$132	$82
3 years	$781	$579	$579	$425	$268
5 years	$1,029	$1,000	$1,000	$739	$471
10 years	$1,736	$2,175	$2,175	$1,630	$1,055
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's Financial Services LLC (S&P), Baa3 by Moody's Investors Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as high yield bonds or junk bonds and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds we judge to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 25% of its total assets in foreign securities; however, the Fund will limit investments in emerging market securities to 20% of its total assets. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential as well as the issuer's ability to make income and principal payments.

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The 80% policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

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High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore have less ability to make projected debt payments on the bonds.

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Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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Derivatives risk  — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Loans and other indebtedness   risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Valuation risk  — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Redemption risk  — If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund's asset base, potentially resulting in a higher expense ratio.

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

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How has Delaware High-Yield Opportunities Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 2.94%.  During the periods illustrated in this bar chart, Class A's highest quarterly return was 19.45% for the quarter ended June 30, 2009 and its lowest quarterly return was -18.08% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 4.50%, which is normally assessed when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years
Class A return before taxes	3.91%	16.72%	7.97%
Class A return after taxes on distributions	1.10%	13.45%	5.01%
Class A return after taxes on distributions and sale of Fund shares	2.15%	11.96%	4.96%
Class C return before taxes	6.76%	16.94%	7.71%
Class R return before taxes	8.56%	17.50%	8.25%
Institutional Class return before taxes	9.10%	18.11%	8.80%
BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	7.41%	18.70%	8.46%
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After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

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Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014
Adam H. Brown, CFA	Vice President, Portfolio Manager	November 2014
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Purchase and redemption of Fund shares

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You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

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For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

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Tax information

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The Fund's distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a
401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

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Payments to broker/dealers and other financial intermediaries

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If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Fund

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We take a disciplined approach to investing, combining investment strategies and risk-management techniques that we believe can help shareholders meet their goals.

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Our investment strategies

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The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments the Fund.

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We invest primarily in fixed income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations. We expect to invest the majority of the Fund's assets primarily in high yield bonds or junk bonds, which involve greater risks than investment grade bonds. The Fund may also invest in unrated bonds that we consider to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds. The Fund may invest up to 25% of total assets in foreign securities; however, the Fund will limit investments in emerging markets securities to 20% of its total assets.

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Before selecting high yield corporate bonds, we carefully evaluate each individual bond, including its income potential and the size of the bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the bond.

We also do a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments.

We maintain a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification we can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

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The Fund strives to provide total return, with high current income as a secondary objective. Before purchasing a bond, we evaluate both the income level and its potential for price appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in fixed income securities rated, at the time of purchase, lower than BBB- by S&P, Baa3 by Moody's, or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality. This policy is not a fundamental investment policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

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The securities in which the Fund typically invests

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Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Please see the Fund's SAI for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

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High yield corporate bonds (junk bonds)

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High yield corporate bonds are debt obligations issued by a corporation and rated below investment grade (lower than BBB- by S&P and lower than Baa3 by Moody's, or similarly rated by another NRSRO). High yield bonds, also known as "junk bonds," are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

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How the Fund uses them:  The Fund may invest without limit in high yield corporate bonds and up to 15% of its net assets in defaulted bonds.

U.S. government securities

U.S. government securities are direct U.S. obligations that include bills, notes, and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

How the Fund uses them:  The Fund may invest without limit in U.S. government securities. However, they will typically represent a small percentage of the Fund's portfolio because they generally do not offer as high a level of current income as high yield corporate bonds.

Foreign corporate and government securities

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Debt issued by a non-U.S. company or a government (other than the United States) or an agency, instrumentality, or political subdivision of such government, in both developed and emerging markets.

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How the Fund uses them: The Fund may invest up to 25% of its total assets in securities of issuers domiciled in foreign countries; however, the Fund will limit investments in emerging markets securities to 20% of its total assets.

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Zero coupon and payment-in-kind (PIK) bonds

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Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par values. PIK bonds pay interest through the issuance to holders of additional securities.

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How the Fund uses them: The Fund may purchase fixed income securities, including zero coupon bonds and PIK bonds consistent with its investment objective. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. They may have certain tax consequences, which, under certain conditions, could be adverse to the Fund.

Equity securities

Equity securities represent ownership interests in a company and generally consist of common stocks, preferred stocks, and warrants to acquire common stock.

How the Fund uses them: The Fund may invest in equity securities. Generally, the Manager will invest less than 5% of the Fund's total assets in these securities.

Convertible securities

Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

How the Fund uses them: The Fund may invest in convertible securities. These securities may be of any credit quality, including those rated below investment grade or those that are unrated. Generally, the Manager will invest less than 5% of the Fund's total assets in these securities.

Credit default swaps agreements

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In a credit default swap, a fund may transfer the financial risk of a credit event (such as a bond default, bankruptcy, or restructuring for example) occurring on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party. Credit default swaps may be considered to be illiquid.

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How the Fund uses them: The Fund may enter into credit default swaps in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. If the Fund has any financial obligation under a swap agreement, it will designate cash and liquid assets sufficient to cover the obligation and will value the designated assets daily as long as the obligation is outstanding.

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Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

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How the Fund uses them: Typically, the Fund uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. The Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. At the Manager's discretion, the Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises.

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Bank loans

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A bank loan represents an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiror of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

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How the Fund uses them:  The Fund may invest without restriction in bank loans that meet the credit standards established by the Manager. The Manager performs its own independent credit analysis on each borrower and on the collateral securing each loan, considers the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. The Fund may invest in bank loans in order to enhance total return, to affect diversification, or to earn additional income. The Fund will not use bank loans for reasons inconsistent with its investment objective.

Options

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Options represent a right to buy or sell a security or a group of securities, or a swap agreement or agreements at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option. Certain options may be considered derivatives securities.

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How the Fund uses them:   At times when the Manager anticipates adverse conditions, it may want to protect gains on securities or swap agreements without actually selling them.  The Fund might use options to neutralize the effect of any price declines, without selling a security or swap agreement, or as a hedge against changes in interest rates.  The Fund may also sell an option contract (often referred to as "writing" an option) to earn additional income.  The Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

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Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

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The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

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Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Fund uses them: The Fund may invest up to 15% of its net assets in illiquid securities.

Other investment strategies

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Borrowing from banks

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The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

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Lending securities

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The Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Fund.

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Purchasing securities on a when-issued or delayed-delivery basis

The Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, the Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of certain of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

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How the Fund strives to manage it: The Manager maintains a long-term investment approach and focus on securities that the Manager believes can appreciate over an extended period of time regardless of interim market fluctuations. The Manager does not try to predict overall stock market movements and though the Manager may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

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Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

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How the Fund strives to manage them: The Manager limits the amount of the Fund's assets invested in any one industry and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

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High yield corporate (junk) bond risk

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High yield corporate bonds (commonly known as "junk" bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

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How the Fund strives to manage it: The Manager attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Redemption risk

If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund's asset base, potentially resulting in a higher expense ratio.

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How the Fund strives to manage it: Volatility in the high yield market could increase redemption risk. The Fund strives to maintain a cash balance sufficient to meet any redemptions. The Fund may also borrow money, if necessary, to meet redemptions.

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Interest rate risk

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Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

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Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Fund strives to manage it:  The Fund is subject to various interest rate risks based upon its investment objectives and policies. The Manager cannot eliminate this risk, but we do try to address it by monitoring economic conditions.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact fund performance.

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Investing in so-called "junk" or "high yield" bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a fund of its initial investment and any anticipated income or appreciation will be uncertain. A fund also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

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How the Fund strives to manage it: The Manager employs a careful, credit-oriented bond selection approach. The Fund also holds a diversified selection of high yield bonds that is designed to manage this risk.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults and corresponding volatility in a Fund's net asset value (NAV).

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving futures, options, forward foreign currency exchanges, and swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

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How the Fund strives to manage it: The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

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Counterparty risk

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Counterparty risk is the risk that if a fund enters into a derivatives contract (such as an equity linked security, a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

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How the Fund strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Fund enters into transactions with them. The Fund may hold collateral from counterparties consistent with applicable regulations.

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Recession risk

Although the market for high yield bonds existed through periods of economic downturns, the high yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high yield debt securities to finance highly leveraged corporate acquisitions and restructurings increased dramatically. As a result, the high yield market grew substantially. Some analysts believe a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds and adversely affect the ability of high yield issuers to repay principal and interest.

How the Fund strives to manage it: It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults and corresponding volatility in the Fund's NAV. In the past, uncertainty and volatility in the high yield market have resulted in volatility in the Fund's NAV.

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In striving to manage this risk, the Manager allocates assets across a wide range of industry sectors. The Manager may emphasize industries that have been less susceptible to economic cycles in the past, particularly if the Manager believes that the economy may be entering into a period of slower growth.

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Foreign risk

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Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic or government conditions; the imposition of economic and/or trade sanctions; or inadequate or different regulatory and accounting standards.

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How the Fund strives to manage it: The Manager carefully evaluates the reward and risk associated with each foreign security that the Manager considers.

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The Fund may invest up to 25% of its total assets in securities of foreign issuers.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Fund strives to manage it:   The Fund will limit investments in emerging market securities to 20% of its total assets. The Fund cannot eliminate these risks but the Manager will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors.

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Loans and other direct indebtedness risk

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Loans and other direct indebtedness risk involves the risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments that obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain, in a segregated account, cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

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As a fund may be required to rely upon another lending institution to collect and pass on to the fund amounts payable with respect to the loan and to enforce the fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of such loans and other direct indebtedness may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

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How the Fund strives to manage it: These risks may not be completely eliminated, but the Manager will attempt to reduce them through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should the Manager determine that any of these securities may be illiquid, they would be subject to the Fund's restriction on illiquid securities.

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Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.  Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Fund strives to manage it: A less liquid secondary market may have an adverse effect on the Fund's ability to dispose of particular issues, when necessary, to meet its liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

The Fund may invest only 15% of net assets in illiquid securities.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

How the Fund strives to manage it:  The Fund's privately-placed high yield securities are particularly susceptible to liquidity and valuation risks. The Manager will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the portfolio that can be allocated to privately-placed high yield securities.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

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How the Fund strives to manage them: The Manager evaluates the economic and political climate in the United States and abroad before selecting securities for the Fund. The Fund typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

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Disclosure of portfolio holdings information

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Who manages the Fund

Investment manager

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The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Fund's investment manager.  Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Sept. 30, 2014 , more than $180 billion in assets, including mutual funds, separate accounts, and other investment vehicles.  The Manager and its predecessors have been managing the Delaware Investments ® Funds since 1938. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of fee waivers, of  0.59% of average daily net assets during the last fiscal year.

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A discussion of the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's semiannual report to shareholders for the period ended Jan. 31, 2014 .

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Portfolio managers

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Christopher M. Testa has primary responsibility for making day-to-day investment decisions for the Fund. When making decisions for the Fund, Mr. Testa regularly consults with Paul A. Matlack, Craig C. Dembek, John P. McCarthy, and Adam H. Brown.

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Christopher M. Testa, CFA, Senior Vice President, Senior Portfolio Manager
Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm's corporate credit portfolio management group. He manages both investment grade and high yield corporate credit. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor's degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

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Paul A. Matlack, CFA,  Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist
Paul A. Matlack is a strategist and senior portfolio manager for the firm's fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor's degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

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Craig C. Dembek, CFA, Senior Vice President, Co-Head of Credit Research, Senior Research Analyst
Craig C. Dembek is co-head of credit research and senior research analyst on the firm's taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor's degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

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John P. McCarthy, CFA, Senior Vice President, Co-Head of Credit Research, Senior Research Analyst
John P. McCarthy is co-head of credit research and senior research analyst on the firm's taxable fixed income team, responsible for industrials, steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm's fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor's degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

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Adam H. Brown, CFA, Vice President, Portfolio Manager
 Adam H. Brown is a portfolio manager on the firm's taxable fixed income team, with specific responsibilities for the bank loan portfolio. Prior to joining Delaware Investments in April 2011 as part of the firm's integration of Macquarie Four Corners Capital Management, he spent more than nine years with Four Corners, where he was a co-portfolio manager on four collateralized loan obligation (CLO) funds and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned a bachelor's degree in accounting from the University of Florida and an MBA from the A.B. Freeman School of Business at Tulane University.

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The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

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Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund's sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund's portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

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Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

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Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

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Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Fund

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You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the "financial intermediary") to determine which class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

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Choosing a share class

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Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

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Class A, Class C, and Class R shares have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Class A

  Class A shares have an upfront sales charge of up to 4.50% that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

  Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date.

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  Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

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Class A sales charges

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The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding.

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Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	5.13%
$100,000 but less than $250,000	3.50%	4.00%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
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* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

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Class C

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  Class C shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

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  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, and Institutional Class shares.

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Class R

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  Class R shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k),
  401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments ® retirement recordkeeping system or the retirement recordkeeping system of Ascensus (formerly, BISYS) that are offering Class R shares to participants.

  Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

  Any account holding Class A shares of the Fund as of the date Class R shares were made available for the Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding the Fund's Class R shares is not eligible to purchase its Class A shares.

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  Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

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Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

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Institutional Class

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  Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund.

  Institutional Class shares do not assess a CDSC or a 12b-1 fee.

  Institutional Class shares are available for purchase only by the following:

    rollover IRAs from retirement plans and retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business;

    retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

    tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

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Dealer compensation

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The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

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	Class A1	Class C [2]	Class R [3]
Commission (%)	—	1.00%	—
Investment less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%
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1  On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.
2  On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase.
3 On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

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Payments to intermediaries

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The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of the Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, sub-accounting fees, and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Delaware Investments ® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Delaware Investments ® Funds), the Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of the Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund's shares.

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How to reduce your sales charge

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We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R and Institutional Class shares have no upfront sales charge or CDSC so they are not included in the chart below.

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Letter of intent and rights of accumulation

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Through a letter of intent you agree to invest a certain amount in Delaware Investments ® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges. Delaware Investments® Funds no longer accept retroactive letters of intent.

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You can combine your holdings or purchases of Class A and Class C shares of Delaware Investments ® Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges.

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Class A	Class C
Available	Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.
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Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

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Class A	Class C
Available.	Not available.
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SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

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These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group.  Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

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Class A	Class C
Available.	Not available.
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Buying Class A shares at net asset value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.  The Fund reserves the right to modify or terminate these arrangements at any time.

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  Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) current employees of legal counsel to the Delaware Investments® Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve ® Fund as a result of a liquidation of a Delaware Investments ® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

  Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund's Institutional Class, if applicable.

  Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs.

  Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

  Purchases by certain participants of particular group retirement plans as described in the SAI.

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Waivers of contingent deferred sales charges

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Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus, in the SAI, which is available upon request, and free of charge on the Delaware Investments ® Funds' website at delawareinvestments.com. Class R and Institutional Class shares do not have CDSCs so they are not included in the list below.

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CDSCs for Class A and Class C shares may be waived under the following circumstances: 1

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  Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

  Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

  Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

  Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

  Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

  Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

  Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.

  Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

  Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

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1Please note that you or your financial intermediary will have to notify us at the time of the redemption that the trade qualifies for such waiver.
 2Qualified plans that are fully redeemed at the direction of the plan's fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

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How to buy shares

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Through your financial intermediary

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Your financial intermediary can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge a separate fee for this service.

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By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

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Please note that purchase orders submitted by mail will not be considered accepted until such purchase orders are received in good order by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Purchase orders will not be accepted at any other address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposits in the mail or with such services or receipt at the Fund's post office box, of purchase orders or redemption requests, do not constitute receipt by the Fund or its agent.

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By wire

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Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

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By exchange

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You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

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Through automated shareholder services

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You may purchase or exchange shares through our automated telephone service (for Class A, Class C, and Class R shares only), or through our website, delawareinvestments.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Calculating share price

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The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

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We determine the NAV per share for each class of a Delaware Investments ® Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

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Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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The Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight.

Retirement plans

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In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary or call the Shareholder Service Center at 800 523-1918.

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Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

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Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

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How to redeem shares

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Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Investments ® .

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

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If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

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Redemption proceeds will be distributed promptly (except as noted above), but not later than seven days after receipt of a redemption request (except as noted above). Please see the SAI for additional information.

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Through your financial intermediary

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Your financial intermediary can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge a separate fee for this service.

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By mail

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You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Shareholder Service Center at 800 523-1918 for more information about the signature guarantee requirements.

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Please note that redemption orders submitted by mail will not be considered accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Redemption requests will not be accepted at any other address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services or receipt at the Fund's post office box, of purchase orders or redemption requests, do not constitute receipt by the transfer agent.

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By telephone

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You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

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  By check — Sent to your address of record, provided there has not been an address change in the last 30 days.

  By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.

  By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

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Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

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Through automated shareholder services

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You may redeem shares through our automated telephone service or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Redemptions-in-kind

The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

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Low balance accounts

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For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

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For Class R and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

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If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

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Certain accounts held in omnibus, advisory, or asset-allocation programs or programs covered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

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If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

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Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following investor services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

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With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time.

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Online account access

Online account access is a password-protected area of the Delaware Investments ® Funds' website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments ® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments ® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

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You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments ® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of the Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details.) You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

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On demand service

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The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

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Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

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You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

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Frequent trading of Fund shares

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The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing and disruptive trading. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments ® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive, rapid, short-term "round trips" — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

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Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

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Redemptions will continue to be permitted in accordance with the Fund's then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

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The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

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By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund's performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

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Any fund may be subject to disruptive activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

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Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

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The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund's monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to an omnibus account, the Fund's transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that the Fund's transfer agent believes the intermediary's procedures are reasonably designed to enforce the Fund's frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Fund's transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Fund's transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

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Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions . The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

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Sale or redemption of Fund shares . A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments ® Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period, or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments ® website at delawareinvestments.com as the information becomes available.

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Medicare tax . An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Backup withholding . By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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State and local taxes . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

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Non-U.S. investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after Jan. 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other reporting and withholding requirements . Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

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Investments by fund of funds and similar investment vehicles

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The Fund may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

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Delaware High-Yield Opportunities Fund

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The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

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Class A shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$4.270	$4.110	$4.200	$3.980	$3.560
Income (loss) from investment operations:
Net investment income	0.238	0.271	0.308	0.315	0.356
Net realized and unrealized gain (loss)	0.121	0.173	(0.090)	0.231	0.412
Total from investment operations	0.359	0.444	0.218	0.546	0.768
Less dividends and distributions from:
Net investment income	(0.249)	(0.284)	(0.308)	(0.326)	(0.348)
Total dividends and distributions	(0.249)	(0.284)	(0.308)	(0.326)	(0.348)

Net asset value, end of period	$4.380	$4.270	$4.110	$4.200	$3.980

Total return[1]	8.59%	11.02%	5.73%	14.11%	22.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,088	$328,534	$311,859	$306,304	$335,684
Ratio of expenses to average net assets	1.07%	1.11%	1.11%	1.11%	1.11%
Ratio of expenses to average net assets prior to fees waived	1.12%	1.16%	1.18%	1.20%	1.25%
Ratio of net investment income to average net assets	5.46%	6.33%	7.71%	7.60%	9.25%
Ratio of net investment income to average net assets prior to fees waived	5.41%	6.28%	7.64%	7.51%	9.11%
Portfolio turnover	105%	88%	61%	115%	141%
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1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Delaware High-Yield Opportunities Fund

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Class C shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$4.280	$4.120	$4.200	$3.990	$3.560
Income (loss) from investment operations:
Net investment income	0.206	0.241	0.280	0.287	0.329
Net realized and unrealized gain (loss)	0.121	0.173	(0.080)	0.221	0.422
Total from investment operations	0.327	0.414	0.200	0.508	0.751
Less dividends and distributions from:
Net investment income	(0.217)	(0.254)	(0.280)	(0.298)	(0.321)
Total dividends and distributions	(0.217)	(0.254)	(0.280)	(0.298)	(0.321)

Net asset value, end of period	$4.390	$4.280	$4.120	$4.200	$3.990

Total return[1]	7.79%	10.23%	5.24%	13.04%	21.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,127	$85,574	$65,771	$53,151	$36,060
Ratio of expenses to average net assets	1.81%	1.81%	1.81%	1.81%	1.81%
Ratio of expenses to average net assets prior to fees waived	1.86%	1.86%	1.88%	1.90%	1.95%
Ratio of net investment income to average net assets	4.72%	5.63%	7.01%	6.90%	8.55%
Ratio of net investment income to average net assets prior to fees waived	4.67%	5.58%	6.94%	6.81%	8.41%
Portfolio turnover	105%	88%	61%	115%	141%
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1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Delaware High-Yield Opportunities Fund

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Class R shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$4.290	$4.120	$4.210	$3.990	$3.570
Income (loss) from investment operations:
Net investment income	0.228	0.263	0.301	0.308	0.349
Net realized and unrealized gain (loss)	0.111	0.183	(0.090)	0.231	0.412
Total from investment operations	0.339	0.446	0.211	0.539	0.761
Less dividends and distributions from:
Net investment income	(0.239)	(0.276)	(0.301)	(0.319)	(0.341)
Total dividends and distributions	(0.239)	(0.276)	(0.301)	(0.319)	(0.341)

Net asset value, end of period	$4.390	$4.290	$4.120	$4.210	$3.990

Total return[1]	8.08%	11.05%	5.51%	13.87%	22.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,580	$16,506	$14,637	$19,046	$14,708
Ratio of expenses to average net assets	1.31%	1.31%	1.31%	1.31%	1.31%
Ratio of expenses to average net assets prior to fees waived	1.38%	1.46%	1.48%	1.50%	1.55%
Ratio of net investment income to average net assets	5.22%	6.13%	7.51%	7.40%	9.05%
Ratio of net investment income to average net assets prior to fees waived	5.15%	5.98%	7.34%	7.21%	8.81%
Portfolio turnover	105%	88%	61%	115%	141%
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1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

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Delaware High-Yield Opportunities Fund

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Institutional Class shares	7/31/14	7/31/13	7/31/12	7/31/11	Year ended 7/31/10
Net asset value, beginning of period	$4.270	$4.110	$4.200	$3.980	$3.560
Income (loss) from investment operations:
Net investment income	0.249	0.284	0.320	0.328	0.367
Net realized and unrealized gain (loss)	0.121	0.173	(0.090)	0.231	0.412
Total from investment operations	0.370	0.457	0.230	0.559	0.779
Less dividends and distributions from:
Net investment income	(0.260)	(0.297)	(0.320)	(0.339)	(0.359)
Total dividends and distributions	(0.260)	(0.297)	(0.320)	(0.339)	(0.359)

Net asset value, end of period	$4.380	$4.270	$4.110	$4.200	$3.980

Total return[1]	8.87%	11.34%	6.03%	14.45%	22.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232,971	$200,282	$185,843	$122,855	$59,831
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.86%	0.86%	0.88%	0.90%	0.95%
Ratio of net investment income to average net assets	5.72%	6.63%	8.01%	7.90%	9.55%
Ratio of net investment income to average net assets prior to fees waived	5.67%	6.58%	7.94%	7.81%	9.41%
Portfolio turnover	105%	88%	61%	115%	141%
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1

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

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  Website: delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

    For convenient access to account information or current performance information on all Delaware Investments ® Funds, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 (by regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (by overnight courier service).

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Additional information about the Fund's investments is available in its annual and semiannual shareholder reports. In the Fund's annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can find more information about the Fund in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Fund, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Fund's website (delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-137 [7/14] PDF 20045 [11/14]

Investment Company Act number: 811-02071

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Prospectus

Fixed income mutual fund

Fixed income mutual fund

Delaware Diversified Floating Rate Fund

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November 28, 2014

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Nasdaq ticker symbols
Class A	DDFAX
Class C	DDFCX
Class R	DDFFX
Institutional Class	DDFLX
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The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.

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Fund summary

Delaware Diversified Floating Rate Fund

What is the Fund's investment objective?

Delaware Diversified Floating Rate Fund seeks total return.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	C	R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	R	Inst.
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses	0.95%	1.70%	1.20%	0.70%
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1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not redeemed)
Class	A	C	C	R	Inst.
1 year	$369	$173	$273	$122	$72
3 years	$569	$536	$536	$381	$224
5 years	$786	$923	$923	$660	$390
10 years	$1,409	$2,009	$2,009	$1,455	$871
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating-rate securities, including but not limited to, investment grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, securities of foreign issuers in both developed and emerging markets, and may include derivatives instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed-rate securities (80% policy). Delaware Management Company (Manager) will determine how much of the Fund's assets to allocate among the different types of securities in which the Fund may invest based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

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The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. The Fund may also invest in securities other than those listed above. The average portfolio duration (that is, the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.

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Up to 50% of the Fund's total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivatives instruments, including options, futures contracts, options on futures contracts, and swaps. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.

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The 80% policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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Loans and other indebtedness   risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

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Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities.

Prepayment risk  — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Forward foreign currency risk  — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Derivatives risk  — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Valuation risk  — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

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Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

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How has Delaware Diversified Floating Rate Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

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Year-by-year total return (Class A)

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As of Sept. 30, 2014, the Fund's Class A shares had a calendar year-to-date return of 1.19%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 2.23% for the quarter ended March 31, 2012 and its lowest quarterly return was -2.42% for the quarter ended
Sept. 30, 2011. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

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Average annual total returns for periods ended December 31, 2013

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	1 year	Lifetime (2/26/10- 12/31/13)
Class A return before taxes	-1.01%	1.87%
Class A return after taxes on distributions	-1.75%	1.07%
Class A return after taxes on distributions and sale of Fund shares	-0.58%	1.13%
Class C return before taxes	-0.01%	1.85%
Class R return before taxes	1.50%	2.34%
Institutional Class before taxes	2.00%	2.87%
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)	0.28%	3.42%
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After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

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Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	February 2010
Roger A. Early, CPA, CFA	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	February 2010
J. David Hillmeyer, CFA	Vice President, Senior Portfolio Manager	February 2010
Adam H. Brown, CFA	Vice President, Portfolio Manager	November 2011
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Purchase and redemption of Fund shares

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You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling 800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center,
4400 Computer Drive, Westborough, MA 01581-1722); or by wire.

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For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

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Tax information

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The Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

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Payments to broker/dealers and other financial intermediaries

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If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Fund

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We take a disciplined approach to investing, combining investment strategies and risk-management techniques that we believe can help shareholders meet their goals.

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Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Securities in which the Fund may invest include, but are not limited to, the following:

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  Investment grade and below-investment-grade corporate bonds;

  Loan participations (also known as bank loans);

  Securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and U.S. dollars;

  Nonagency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);

  Securities issued or guaranteed by the U.S. government, such as U.S. Treasurys;

  Securities issued by U.S. government agencies or instrumentalities, such as securities of Ginnie Mae;

  U.S. municipal securities;

  Various types of structured product securities; and

  Short-term investments, cash and cash equivalents.

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Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating-rate securities, including but not limited to the securities listed above, and may include derivatives instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed-rate securities (80% policy). The instruments listed in the preceding paragraph may be variable and floating-rate fixed income securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). The average portfolio duration of this Fund will generally not exceed one year.

Before selecting securities for the Fund, we carefully evaluate each individual security, including its income potential and the size of bond issuance. The size of the issuance helps us evaluate how easily we may be able to buy and sell the security. We also do a thorough credit analysis of the issuer to determine whether that company or entity has the financial ability to meet the security's payments. We maintain a well-diversified portfolio of investments that represent many different asset classes, sectors, industries and global markets. Through diversification we can help to reduce the impact that any individual security might have on the portfolio should the issuer have difficulty making payments.

The investment grade corporate debt obligations in which the Fund may invest include, but are not limited to, bonds, notes (which may be convertible or nonconvertible), units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures, and commercial paper of U.S. companies. The Fund may also invest up to 50% of its total assets in below-investment-grade securities. The Fund will invest in both rated and unrated bonds. The rated bonds that the Fund may purchase in the high-yield sector will generally be rated lower than BBB- by Standard & Poor's Financial Services LLC (S&P), Baa3 by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated bonds may be more speculative in nature than rated bonds.

The Fund may also invest in loan participations. These types of securities are also commonly known as bank loans. Bank loans are an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiror of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments, or represent trade or other claims owed by a company to a supplier. Some of the Fund's investments in bank loans may also include a "Libor floor." Bank loans with Libor floors generally ensure investors a minimum level of coupon payment, but the coupon rates for these types of securities may not adjust upward as quickly when rates rise since the coupon rate only adjusts when rates go higher than the applied Libor floor.

The Fund may also invest in non-U.S. securities, including up to 15% of its total assets in securities of issuers located in emerging markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-Development Bank, and the Asian Development Bank.

The Fund may invest in securities issued in any currency and may hold non-U.S. currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Manager will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets. The Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations.

The Fund may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government. The Fund may also invest in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses.

The Fund may also invest up to 50% of its total assets in a wide range of derivatives instruments, including options, futures contracts, options on futures contracts, and swaps. Derivatives instruments may be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments.

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The Fund's investment objective is nonfundamental. This means that the Fund's Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

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The securities in which the Fund typically invests

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Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Please see the Fund's SAI for additional information about certain of the securities described below as well as other securities in which the Fund may invest.

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U.S. government securities

U.S. government securities are direct U.S. obligations that include bills, notes, and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the "full faith and credit" of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

How the Fund uses them: The Fund may invest in U.S. government securities for temporary purposes or otherwise, as is consistent with the Fund's investment objective and policies. These securities are issued or guaranteed as to the payment of principal and interest by the U.S. government, or by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

Mortgage-backed securities

Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as Freddie Mac, Fannie Mae, and Ginnie Mae. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the U.S. government or its agencies or instrumentalities.

How the Fund uses them: The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government-sponsored corporations.

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The Fund may also invest in mortgage-backed securities that are secured by the underlying collateral of the private issuer or by certificates issued or guaranteed by the U.S. government or its agencies or instrumentalities. Such mortgage-backed securities are not government securities and are not directly guaranteed by the U.S. government in any way. These include CMOs, REMICs, and CMBS.

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Asset-backed securities

Asset-backed securities are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Fund uses them: The Fund may invest in asset-backed securities that are rated investment grade.

Corporate bonds

Corporate bonds are debt obligations issued by a corporation.

How the Fund uses them: The Fund may invest in bonds rated in one of the four highest rating categories by an NRSRO (for example, rated BBB- or higher by S&P or Baa3 or higher by Moody's), and the Fund may invest in high yield corporate bonds as described below.

High yield corporate bonds (junk bonds)

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High yield corporate bonds are debt obligations issued by a corporation and rated below investment grade (lower than BBB- by S&P and lower than Baa3 by Moody's, or similarly rated by another NRSRO). High yield bonds, also known as "junk bonds," are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

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How the Fund uses them:   The Fund may invest up to 50% of its total assets in below-investment grade securities.

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We carefully evaluate an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. Our goal is to identify those companies that we believe will be able to repay their debt obligations in spite of poor ratings. We may invest in unrated bonds if we believe their credit quality is comparable to the rated bonds in which the Fund is permitted to invest. Unrated bonds may be more speculative in nature than rated bonds.

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Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs)

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CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturities. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturities.

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How the Fund uses them: The Fund may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Fund's net assets, which is the Fund's limit on investments in illiquid securities. In addition, subject to certain quality and collateral limitations, the Fund may invest in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, so called "nonagency" mortgage-backed securities.

Short-term debt instruments

These instruments include: (1) time deposits, certificates of deposit, and banker's acceptances issued by U.S. banks; (2) time deposits and certificates of deposit issued by foreign banks; (3) commercial paper of the highest quality rating; (4) short-term debt obligations with the highest quality rating; (5) U.S. government securities; and (6) repurchase agreements collateralized by those instruments.

How the Fund uses them: The Fund may invest in these instruments either as a means of achieving its investment objective or, more commonly, as temporary defensive investments or pending investment in the Fund's principal investment securities. When investing all or a significant portion of the Fund's assets in these instruments, the Fund may not be able to achieve its investment objective.

Foreign securities

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Foreign securities are debts issued by a non-U.S. company or a government other than the United States or by an agency, instrumentality, or political subdivision of such government.

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How the Fund uses them: The Fund may invest up to 50% of its total assets in securities of foreign companies or governments. The Fund may invest up to 15% of its total assets in securities of issuers located in emerging markets.

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Forward foreign currency exchange contracts

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A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

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How the Fund uses them:  Although we value the Fund's assets daily in terms of U.S. dollars, we do not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. We may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. The Manager will limit non-U.S.-dollar denominated securities to no more than 50% of net assets. The Fund's total non-U.S.- dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

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Bank loans

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A bank loan represents an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiror of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

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How the Fund uses them: The Fund may invest without restriction in bank loans that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. The Fund may invest in bank loans in order to enhance total return, to effect diversification, or to earn additional income. The Fund will not use bank loans for reasons inconsistent with the Fund's investment objective.

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Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

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How the Fund uses them: Typically, the Fund uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. The Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. At the Manager's discretion, the Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises.

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Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

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Certain options and futures may be considered derivatives securities.

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How the Fund uses them : At times when the Manager anticipates adverse conditions, the Fund may want to protect gains on swap agreements or securities without actually selling them. The Fund might use options or futures to neutralize the effect of any price declines, without selling a swap agreement or security, or as a hedge against changes in interest rates. The Fund may also sell an option contract (often referred to as "writing" an option) to earn additional income for the Fund. The Fund may invest up to 50% of its total assets in a wide range of derivatives instruments, including options, futures contracts, options on futures contracts, and swaps.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

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Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Fund uses them: The Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

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How the Fund uses them: The Fund may use interest rate swaps to adjust its sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund may invest up to 50% of its total assets in a wide range of derivatives instruments, including options, futures contracts, options on futures contracts, and swaps.

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At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

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If the Fund has any financial obligation under a swap agreement, it will designate cash and liquid assets sufficient to cover the obligation and will value the designated assets daily as long as the obligation is outstanding. Use of these strategies can increase the operating costs of the Fund and lead to loss of principal.

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Time deposits

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

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How the Fund uses them:  The Fund will not purchase time deposits maturing in more than seven days, and time deposits maturing from two Business Days (as defined above) through seven calendar days will not exceed 15% of the Fund's total assets.

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Zero coupon and payment-in-kind (PIK) bonds

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Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par values. PIK bonds pay interest through the issuance to holders of additional securities.

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How the Fund uses them: The Fund may purchase fixed income securities, including zero coupon bonds and PIK bonds consistent with its investment objective.

American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs)

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ADRs are receipts issued by a depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the United States (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

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How the Fund uses them: The Fund may invest in sponsored and unsponsored ADRs. The Fund will typically invest in ADRs that are actively traded in the United States.

In conjunction with the Fund's investments in foreign securities, it may also invest in sponsored and unsponsored EDRs and GDRs.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities, or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel.

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How the Fund uses them: The Fund may invest in tax-exempt debt obligations rated in the top four quality grades by S&P or another NRSRO, or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

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Other investment strategies

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Borrowing from banks

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The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

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Lending securities

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The Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Fund.

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Purchasing securities on a when-issued or delayed-delivery basis

The Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, the Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

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How the Fund strives to manage it: The Fund maintains a long-term investment approach and focuses on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements.

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In evaluating the use of an index swap for the Fund, the Manager carefully considers how market changes could affect the swap and how that compares to investing directly in the market the swap is intended to represent. When selecting dealers with whom the Manager would make interest rate or index swap agreements for the Fund, the Manager focuses on those dealers with high-quality ratings and does careful credit analysis before engaging in the transaction.

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Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

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How the Fund strives to manage them:  The Fund limits the amount of its assets invested in any one industry and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

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Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

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How the Fund strives to manage it: The Fund is subject to various interest rate risks depending upon its investment objectives and policies. The Manager cannot eliminate this risk, but the Manager does try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. The Manager does not try to increase returns on the Fund's investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

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By investing in swaps, the Fund is subject to additional interest rate risk. Each Business Day, the Manager will calculate the amount the Fund must pay for any swaps it holds and will designate enough cash or other liquid securities to cover that amount.

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Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact fund performance.

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Investing in so-called "junk" or "high yield" bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a fund of its initial investment and any anticipated income or appreciation will be uncertain. A fund also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

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How the Fund strives to manage it: The Manager carefully evaluates the financial situation of each entity whose bonds are held in the portfolio. The Manager also tends to hold a relatively large number of different bonds to minimize the risk should any individual issuer be unable to pay its interest or repay principal. This is a substantial risk for the Fund because it may invest up to 50% of net assets in fixed income securities rated below investment grade.

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Prepayment risk

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing a fund to reinvest its money at interest rates that might be lower than those on the prepaid mortgage. Prepayment risk may also affect other types of debt securities, but generally to a lesser extent than mortgage securities.

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How the Fund strives to manage it:  The Fund may invest in mortgage-backed securities, CMOs, and REMICs. The Manager takes into consideration the likelihood of prepayment when it selects mortgages. The Manager may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances, or below-market interest rates.

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Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

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The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds, and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

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How the Fund strives to manage it: The Fund limits its exposure to illiquid securities to no more than 15% of its net assets.

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Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

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How the Fund strives to manage it: The Fund will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

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Counterparty risk

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Counterparty risk is the risk that if a fund enters into a derivatives contract (such as an equity linked security, a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

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How the Fund strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Fund enters into transactions with them. The Fund may hold collateral from counterparties consistent with applicable regulations.

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Forward foreign currency risk

The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

How the Fund strives to manage it:   The Fund is subject to this risk and may try to hedge currency risk by purchasing foreign currency exchange contracts. By agreeing to purchase or sell foreign securities at a preset price on a future date, the Fund strives to protect the value of the securities it owns from future changes in currency rates.

Foreign risk

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Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic or government conditions; the imposition of economic and/or trade sanctions; or inadequate or different regulatory and accounting standards.

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How the Fund strives to manage it:  The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, the Fund may hedge exposure to those currencies for defensive purposes.

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Foreign government securities risk

Foreign government securities risk involves the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

How the Fund strives to manage it: The Fund attempts to reduce the risks associated with investing in foreign governments by limiting the portion of its assets that may be invested in such securities. The Fund will not invest more than 50% of its total assets in foreign securities and not more than 15% in securities of issuers located in emerging markets.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly impact fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

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How the Fund strives to manage them:   The Manager evaluates the economic and political climate in the United States before selecting securities for the Fund. The Fund typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

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Loans and other indebtedness risk

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Loans and other indebtedness risk is the risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments, that obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

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As a fund may be required to rely upon another lending institution to collect and pass on to the fund amounts payable with respect to the loan and to enforce the fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the fund.

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How the Fund strives to manage it: These risks may not be completely eliminated, but the Manager will attempt to reduce them through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should the Manager determine that any of these securities are illiquid, these would be subject to the Fund's restriction on illiquid securities.

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Zero coupon and payment-in-kind (PIK) bonds

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Zero coupon and PIK bonds involve certain risks. They are generally considered more interest sensitive than income-bearing bonds, more speculative than interest-bearing bonds, and have certain tax consequences that could, under certain circumstances, be adverse to a fund. For example, a fund accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, a fund may not receive the cash associated with this income until the bonds are sold or mature. If a fund does not have sufficient cash to make the required distribution of accrued income, the fund could be required to sell other securities in its portfolio or to borrow to generate the cash required.

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How the Fund strives to manage it: The Fund may invest in zero coupon and PIK bonds to the extent consistent with its investment objective. The Manager cannot eliminate the risks of zero coupon bonds, but it does try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund.

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Valuation risk

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A less liquid secondary market as described above can make it more difficult to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities.

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How the Fund strives to manage it:  The Manager will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Fund's assets that can be allocated to privately placed high yield securities.

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Disclosure of portfolio holdings information

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Who manages the Fund

Investment manager

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The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Fund's investment manager.  Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Sept. 30, 2014 , more than $180 billion in assets, including mutual funds, separate accounts, and other investment vehicles.  The Manager and its predecessors have been managing the Delaware Investments ® Funds since 1938. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of fee waivers, of  0.50% of average daily net assets during the last fiscal year.

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A discussion of the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's semiannual report to shareholders for the period ended Jan. 31, 2014 .

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Portfolio managers

Paul Grillo, Roger Early, and Adam Brown, with David Hillmeyer as part of the daily management team, will have primary portfolio management responsibilities for the Fund.

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Paul Grillo, CFA, Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Paul Grillo is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as lead portfolio manager for the firm's Diversified Income products and has been influential in the growth and distribution of the firm's multisector strategies. Prior to joining Delaware Investments, Grillo was a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

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Roger A. Early, CPA, CFA, Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor's degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

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J. David Hillmeyer, CFA, Vice President, Senior Portfolio Manager
J. David Hillmeyer is a member of the firm's taxable fixed income portfolio management team. He is responsible for portfolio construction and asset allocation of the diversified floating rate strategy and serves as co-portfolio manager for the fixed rate multisector, core plus, and investment grade corporate bond strategies. Prior to joining Delaware Investments in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor's degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

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Adam H. Brown, CFA, Vice President, Portfolio Manager
 Adam H. Brown is a portfolio manager on the firm's taxable fixed income team, with specific responsibilities for the bank loan portfolio. Prior to joining Delaware Investments in April 2011 as part of the firm's integration of Macquarie Four Corners Capital Management, he spent more than nine years with Four Corners, where he was a co-portfolio manager on four collateralized loan obligation (CLO) funds and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned a bachelor's degree in accounting from the University of Florida and an MBA from the A.B. Freeman School of Business at Tulane University.

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The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

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Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund's sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund's portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

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Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

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Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

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Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Fund

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You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the "financial intermediary") to determine which class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

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Choosing a share class

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Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

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Class A, Class C, and Class R shares have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Class A

  Class A shares have an upfront sales charge of up to 2.75% that you pay when you buy the shares.

  If you invest $100,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

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  Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

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Class A sales charges

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The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding.

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Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	2.75%	3.23%
$100,000 but less than $250,000	2.00%	2.44%
$250,000 but less than $1 million	1.00%	1.34%
$1 million or more	none*	none*
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* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

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Class C

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  Class C shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

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  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, and Institutional Class shares.

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Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

Class R

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  Class R shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k),
  401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments plans that were previously maintained on the Delaware Investments ® retirement recordkeeping system or the retirement recordkeeping system of Ascensus (formerly, BISYS) that are offering Class R shares to participants.

  Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

  Any account holding Class A shares of the Fund as of the date Class R shares were made available for the Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding the Fund's Class R shares is not eligible to purchase its Class A shares.

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  Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

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Institutional Class

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  Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund.

  Institutional Class shares do not assess a CDSC or a 12b-1 fee.

  Institutional Class shares are available for purchase only by the following:

    rollover IRAs from retirement plans and retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business;

    retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

    tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

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Dealer compensation

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The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

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	Class A1	Class C2	Class R3
Commission (%)	—	1.00%	—
Investment less than $100,000	2.35%	-	-
$100,000 but less than $250,000	1.75%	—	—
$250,000 but less than $1 million	0.75%	—	—
$1 million but less than $5 million	0.75%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%
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 1  On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.  2 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.
 3 On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

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Payments to intermediaries

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The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of the Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, sub-accounting fees, and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Delaware Investments ® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Delaware Investments ® Funds), the Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of the Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund's shares.

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How to reduce your sales charge

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We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R and Institutional Class shares have no upfront sales charge or CDSC so they are not included in the chart below.

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Letter of intent and rights of accumulation

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Through a letter of intent you agree to invest a certain amount in Delaware Investments ® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges. Delaware Investments® Funds no longer accept retroactive letters of intent.

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You can combine your holdings or purchases of Class A and Class C shares of Delaware Investments ® Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges.

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Class A	Class C
Available	Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.
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Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

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Class A	Class C
Available.	Not available.
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SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

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These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group.  Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

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Class A	Class C
Available.	Not available.
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Buying Class A shares at net asset value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.  The Fund reserves the right to modify or terminate these arrangements at any time.

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  Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) current employees of legal counsel to the Delaware Investments® Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve ® Fund as a result of a liquidation of a Delaware Investments ® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

  Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund's Institutional Class, if applicable.

  Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs.

  Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

  Purchases by certain participants of particular group retirement plans as described in the SAI.

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Waivers of contingent deferred sales charges

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Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus, in the SAI, which is available upon request, and free of charge on the Delaware Investments ® Funds' website at delawareinvestments.com. Class R and Institutional Class shares do not have CDSCs so they are not included in the list below.

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CDSCs for Class A and Class C shares may be waived under the following circumstances: 1

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  Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

  Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

  Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

  Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

  Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

  Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

  Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.

  Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

  Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

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1Please note that you or your financial intermediary will have to notify us at the time of the redemption that the trade qualifies for such waiver.
 2Qualified plans that are fully redeemed at the direction of the plan's fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

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How to buy shares

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Through your financial intermediary

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Your financial intermediary can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge a separate fee for this service.

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By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

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Please note that purchase orders submitted by mail will not be considered accepted until such purchase orders are received in good order by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Purchase orders will not be accepted at any other address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposits in the mail or with such services or receipt at the Fund's post office box, of purchase orders or redemption requests, do not constitute receipt by the Fund or its agent.

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By wire

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Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

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By exchange

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You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

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Through automated shareholder services

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You may purchase or exchange shares through our automated telephone service (for Class A, Class C, and Class R shares only), or through our website, delawareinvestments.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Calculating share price

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The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

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We determine the NAV per share for each class of a Delaware Investments ® Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

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Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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The Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight.

Retirement plans

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In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary or call the Shareholder Service Center at 800 523-1918.

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Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

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Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

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How to redeem shares

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Availability of these services may be limited by your financial intermediary and by the way your account is registered with Delaware Investments ® .

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

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If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

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Redemption proceeds will be distributed promptly (except as noted above), but not later than seven days after receipt of a redemption request (except as noted above). Please see the SAI for additional information.

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Through your financial intermediary

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Your financial intermediary can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge a separate fee for this service.

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By mail

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You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Shareholder Service Center at 800 523-1918 for more information about the signature guarantee requirements.

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Please note that redemption orders submitted by mail will not be considered accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Redemption requests will not be accepted at any other address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services or receipt at the Fund's post office box, of purchase orders or redemption requests, do not constitute receipt by the transfer agent.

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By telephone

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You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

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  By check — Sent to your address of record, provided there has not been an address change in the last 30 days.

  By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.

  By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

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Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

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Through automated shareholder services

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You may redeem shares through our automated telephone service or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Redemptions-in-kind

The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

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Low balance accounts

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For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

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For Class R and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

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If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

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Certain accounts held in omnibus, advisory, or asset-allocation programs or programs covered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

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If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

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Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following investor services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

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With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time.

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Online account access

Online account access is a password-protected area of the Delaware Investments ® Funds' website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments ® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments ® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments ® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of the Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details.) You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

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The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

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Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

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You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

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Frequent trading of Fund shares

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The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing and disruptive trading. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments ® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive, rapid, short-term "round trips" — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

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Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

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Redemptions will continue to be permitted in accordance with the Fund's then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

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The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

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By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund's performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

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Any fund may be subject to disruptive activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

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Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

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The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund's monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to an omnibus account, the Fund's transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that the Fund's transfer agent believes the intermediary's procedures are reasonably designed to enforce the Fund's frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Fund's transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Fund's transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

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Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions . The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fund is primarily derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

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Sale or redemption of Fund shares . A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments ® Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period, or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments ® website at delawareinvestments.com as the information becomes available.

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Medicare tax . An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Backup withholding . By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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State and local taxes . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

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Non-U.S. investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after Jan. 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other reporting and withholding requirements . Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

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Investments by fund of funds and similar investment vehicles

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The Fund may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

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Delaware Diversified Floating Rate Fund

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The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request by calling 800 523-1918.

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Class A Shares	7/31/14	7/31/13	7/31/12	Year ended 7/31/11	2/26/10[1] to 7/31/10
Net asset value, beginning of period	$8.600	$8.570	$8.590	$8.490	$8.500
Income (loss) from investment operations:
Net investment income[2]	0.163	0.163	0.193	0.166	0.088
Net realized and unrealized gain (loss)	0.042	0.060	(0.005)	0.114	(0.014)
Total from investment operations	0.205	0.223	0.188	0.280	0.074
Less dividends and distributions from:
Net investment income	(0.145)	(0.175)	(0.208)	(0.180)	(0.084)
Return of capital	(0.030)	(0.018)	-	-	-
Total dividends and distributions	(0.175)	(0.193)	(0.208)	(0.180)	(0.084)

Net asset value, end of period	$8.630	$8.600	$8.570	$8.590	$8.490
Total return[3]	2.40%	2.61%	2.24%	3.33%	0.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,691	$194,795	$49,009	$55,209	$2,959
Ratio of expenses to average net assets	0.95%	1.01%	1.05%	1.05%	1.04%
Ratio of expenses to average net assets prior to fees waived	0.96%	1.06%	1.12%	1.34%	4.92%
Ratio of net investment income to average net assets	1.89%	1.88%	2.28%	1.92%	2.43%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.88%	1.83%	2.21%	1.63%	(1.45%)
Portfolio turnover	96%	112%	97%	75%	39%
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1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
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2	The average shares outstanding method has been applied for per share information.
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3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects waivers by the manager and/ or the distributor. Performance would have been lower had the waivers not been in effect.

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Delaware Diversified Floating Rate Fund

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Class C Shares	7/31/14	7/31/13	7/31/12	Year ended 7/31/11	2/26/10[1] to 7/31/10
Net asset value, beginning of period	$8.600	$8.570	$8.590	$8.490	$8.500
Income (loss) from investment operations:
Net investment income[2]	0.098	0.098	0.130	0.102	0.062
Net realized and unrealized gain (loss)	0.042	0.060	(0.006)	0.116	(0.014)
Total from investment operations	0.140	0.158	0.124	0.218	0.048
Less dividends and distributions from:
Net investment income	(0.080)	(0.110)	(0.144)	(0.118)	(0.058)
Return of capital	(0.030)	(0.018)	-	-	-
Total dividends and distributions	(0.110)	(0.128)	(0.144)	(0.118)	(0.058)

Net asset value, end of period	$8.630	$8.600	$8.570	$8.590	$8.490
Total return[3]	1.64%	1.85%	1.47%	2.58%	0.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,779	$83,619	$25,495	$25,769	$1,714
Ratio of expenses to average net assets	1.70%	1.76%	1.80%	1.80%	1.79%
Ratio of expenses to average net assets prior to fees waived	1.70%	1.76%	1.82%	2.04%	5.62%
Ratio of net investment income to average net assets	1.14%	1.13%	1.53%	1.17%	1.68%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.14%	1.13%	1.51%	0.93%	(2.15%)
Portfolio turnover	96%	112%	97%	75%	39%
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1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
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2	The average shares outstanding method has been applied for per share information.
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3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Delaware Diversified Floating Rate Fund

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Class R Shares	7/31/14	7/31/13	7/31/12	Year ended 7/31/11	2/26/10[1] to 7/31/10
Net asset value, beginning of period	$8.600	$8.570	$8.590	$8.500	$8.500
Income (loss) from investment operations:
Net investment income[2]	0.142	0.141	0.173	0.145	0.079
Net realized and unrealized gain (loss)	0.041	0.060	(0.011)	0.106[3]	(0.004)
Total from investment operations	0.183	0.201	0.162	0.251[3]	0.075
Less dividends and distributions from:
Net investment income	(0.123)	(0.153)	(0.182)	(0.161)	(0.075)
Return of capital	(0.030)	(0.018)	-	-	-
Total dividends and distributions	(0.153)	(0.171)	(0.182)	(0.161)	(0.075)

Net asset value, end of period	$8.630	$8.600	$8.570	$8.590 [3]	$8.500
Total return[4]	2.15%	2.36%	1.93%	2.96%	0.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$845	$44	$5	$5	$5
Ratio of expenses to average net assets	1.20%	1.26%	1.30%	1.30%	1.29%
Ratio of expenses to average net assets prior to fees waived	1.20%	1.36%	1.42%	1.64%	5.22%
Ratio of net investment income to average net assets	1.64%	1.63%	2.03%	1.67%	2.18%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.64%	1.53%	1.91%	1.33%	(1.75%)
Portfolio turnover	96%	112%	97%	75%	39%
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1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
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2	The average shares outstanding method has been applied for per share information.
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3

Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a mis-allocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

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4

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods reflects a waiver by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

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Delaware Diversified Floating Rate Fund

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Institutional Class Shares	7/31/14	7/31/13	7/31/12	Year ended 7/31/11	2/26/10[1] to 7/31/10
Net asset value, beginning of period	$8.600	$8.570	$8.590	$8.490	$8.500
Income (loss) from investment operations:
Net investment income[2]	0.184	0.184	0.214	0.187	0.098
Net realized and unrealized gain (loss)	0.042	0.061	(0.005)	0.117	(0.016)
Total from investment operations	0.226	0.245	0.209	0.304	0.082
Less dividends and distributions from:
Net investment income	(0.166)	(0.197)	(0.229)	(0.204)	(0.092)
Return of capital	(0.030)	(0.018)	-	-	-
Total dividends and distributions	(0.196)	(0.215)	(0.229)	(0.204)	(0.092)

Net asset value, end of period	$8.630	$8.600	$8.570	$8.590	$8.490
Total return[3]	2.66%	2.87%	2.49%	3.61%	0.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$268,629	$139,097	$31,663	$33,231	$3,394
Ratio of expenses to average net assets	0.70%	0.76%	0.80%	0.80%	0.79%
Ratio of expenses to average net assets prior to fees waived	0.70%	0.76%	0.82%	1.04%	4.62%
Ratio of net investment income to average net assets	2.14%	2.13%	2.53%	2.17%	2.68%
Ratio of net investment income (loss) to average net assets prior to fees waived	2.14%	2.13%	2.51%	1.93%	(1.15%)
Portfolio turnover	96%	112%	97%	75%	39%
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1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
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2	The average shares outstanding method has been applied for per share information.
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3

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

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  Website: delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

    For convenient access to account information or current performance information on all Delaware Investments ® Funds, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 (by regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (by overnight courier service).

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Additional information about the Fund's investments is available in its annual and semiannual shareholder reports. In the Fund's annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can find more information about the Fund in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Fund, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Fund's website (delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-215 [7/14] POD 20047 [11/14]

Investment Company Act number: 811-02071

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STATEMENT OF ADDITIONAL INFORMATION
November 28, 2014

DELAWARE GROUP® INCOME FUNDS

Nasdaq ticker symbols
Institutional
Fund	Class A	Class C	Class R	Class
Delaware Corporate Bond Fund	DGCAX	DGCCX	DGCRX	DGCIX
Delaware Extended Duration Bond Fund	DEEAX	DEECX	DEERX	DEEIX
Delaware High-Yield Opportunities Fund	DHOAX	DHOCX	DHIRX	DHOIX
Delaware Diversified Floating Rate Fund	DDFAX	DDFCX	DDFFX	DDFLX

P.O. Box 9876, Providence, RI 02940-8076 (regular mail)
4400 Computer Drive, Westborough, MA 01581-1722 (overnight courier service)

For Prospectuses, Performance, and Information on Existing Accounts: 800 523-1918
For Dealer Services (Broker/Dealers only): 800 362-7500

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectuses (the “Prospectuses”), each dated Nov. 28, 2014, as they may be amended from time to time, for Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund, and Delaware Diversified Floating Rate Fund (each, a “Fund” and collectively, the “Funds”).

This SAI should be read in conjunction with the applicable Prospectus. This SAI is not itself a Prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained through our website at delawareinvestments.com; by writing or calling your financial adviser; or by contacting the Funds’ distributor, Delaware Distributors, L.P. (the “Distributor”), at the above addresses or by calling the above phone numbers. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA. The Funds’ financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this SAI. An Annual Report will accompany any request for SAI. An Annual Report can be obtained, without charge, by calling 800 523-1918.

TABLE OF CONTENTS
	Page		Page
Organization and Classification	2	Purchasing Shares	61
Investment Objectives, Restrictions, and Policies	2	Investment Plans	70
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	73
Disclosure of Portfolio Holdings Information	40	Redemption and Exchange	74
Management of the Trust	42	Distributions and Taxes	80
Investment Manager and Other Service Providers	50	Performance	95
Portfolio Managers	54	Financial Statements	95
Trading Practices and Brokerage	58	Principal Holders	96
Capital Structure	60	Appendix A – Description of Ratings	104

This SAI describes the Funds, which are series of Delaware Group® Income Funds (the “Trust”). The Funds offer Class A, Class C, and Class R shares (collectively, the “Retail Classes”). Each Fund also offers an Institutional Class (collectively, the “Institutional Classes” and together with the Retail Classes, the “Classes”). All references to “shares” in this SAI refer to all classes of shares (each share class, the “Class”) of the Funds, except where noted. The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

ORGANIZATION AND CLASSIFICATION

Organization

The Trust was originally organized as a Delaware corporation in 1970 and was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware statutory trust on Sept. 29, 1999.

Classification

The Trust is an open-end management investment company. Each Fund’s portfolio of assets is “diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the Fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives

Each Fund’s investment objective is described in the Prospectuses. Each Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Trust’s Board of Trustees (“Board”) must approve any changes to nonfundamental investment objectives, and a Fund will notify shareholders at least 60 days prior to a material change in the Fund’s investment objective.

Fundamental Investment Restrictions

Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Board without shareholder approval: Each Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Fund has valued the investment.

For purposes of each Fund’s concentration policy, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying each Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry) described above, it is a matter of fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities.

Except for the Funds’ policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

The Funds may engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. The Funds have, in the past, experienced portfolio turnover rates that were significantly in excess of 100%.

For the fiscal years ended July 31, 2013 and 2014, the Funds’ portfolio turnover rates were as follows:

	2013	2014
Delaware High-Yield Opportunities Fund	88%	105%
Delaware Corporate Bond Fund	230%	215%
Delaware Extended Duration Bond Fund	217%	216%
Delaware Diversified Floating Rate Fund	112%	96%

INVESTMENT STRATEGIES AND RISKS

The Funds’ investment objectives, strategies, and risks are described in the Prospectuses. Certain additional information is provided below. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectuses. All of the Funds’ investment strategies are nonfundamental and may be changed without shareholder approval.

Asset-Backed Securities

Delaware Diversified Floating Rate Fund may invest a portion of its assets in securities that are backed by assets such as receivables on home equity and credit loans; receivables regarding automobile, mobile home and recreational vehicle loans; wholesale dealer floor plans; and leases, or other loans or financial receivables currently available or that may be developed in the future.

Asset-backed receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity. The securities are collateralized by the various receivables and the payments on the underlying receivables provide the proceeds to pay the debt service on the debt obligations issued.

The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks that may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws; therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple-class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Borrowing

The 1940 Act and the SEC’s current rules, exemptions, and interpretations thereunder, permit a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. A Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that a Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Investment securities will not be purchased while a Fund has an outstanding borrowing.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” a Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Combined Transactions

Delaware Diversified Floating Rate Fund may enter into combined transactions.

Combined transactions may include multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency, and interest rate transactions (“component” transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Debt

From time to time, a portion of Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware High-Yield Opportunities Fund, and Delaware Diversified Floating Rate Fund’s assets may be invested in convertible and debt securities of issuers in any industry. Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund may invest in convertible preferred stocks that offer enhanced yield features, which provide an investor with the opportunity to earn higher dividend income than is available on a company’s common stock, or in other enhanced convertible securities as described below.

A convertible security is generally a debt obligation, preferred stock or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar non-convertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent non-convertible securities. There is no guarantee that a Fund will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through, the issuing investment bank. However, the common stock received upon conversion is of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for a Fund’s financial reporting, credit rating and investment policies and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase a Fund’s exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Risks. An investment in a convertible security may involve risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although a Fund intends to acquire convertible securities that the Manager considers to be liquid (i.e., those securities that the investment manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. A Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities.

Synthetic convertible securities. A synthetic convertible is created by combining distinct securities that together possess the two principal characteristics of a true convertible security, i.e., fixed income payments in the form of interest or dividends and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible debt securities and in warrants or stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price (or to receive cash, in the case of stock index options). Synthetic convertibles are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

In addition to the general risks of convertible securities and the special risks of enhanced convertible securities, there are risks unique to synthetic convertible securities. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible security is the sum of the values of its debt security component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Although the investment manager expects normally to create synthetic convertible securities whose two components provide exposure to the same issuer, the character of a synthetic convertible allows a Fund to combine components representing distinct issuers, or to combine a debt security with a call option on a stock index. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. Exposure to more than one issuer or participant will increase the number of parties upon which the investment depends and the complexity of that investment and, as a result, increase a Fund’s credit risk and valuation risk.

Derivatives Instruments

The Funds may invest in some or all of the following types of derivatives instruments: forward foreign currency exchange contracts, futures, options and swaps, all of which are described in more detail in this section of the SAI.

Generally, derivatives are financial instruments whose value depend on or is derived from, the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow the Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Because some derivative instruments used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. For more information about segregating assets, see “Segregation of Assets” in this section.

Exclusion from commodity pool operator definition. The Funds have claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, are not subject to CFTC registration or regulation as a CPO. In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require a Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include non-deliverable currency forwards, as further described below. Because the Manager and the Funds intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or a Fund, its investment strategies, or this statement of additional information.

Generally, the exclusion from CPO regulation on which the investment manager relies requires a Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment manager would be subject to registration and regulation as a CPO with respect to the Fund; in that case, the Manager and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The Manager will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and cost of doing business.

Duration

Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s term-to-maturity has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity, and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of 10 or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Equity Securities

Each Fund may invest in income-producing equity securities. In addition, Delaware High-Yield Opportunities Fund may make limited use of non-income producing equity securities.

Equity securities represent ownership interests in a company and will generally consist of common stocks, preferred stocks, and warrants to acquire common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Foreign Investments

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may each invest up to 40% of its total assets in securities of issuers domiciled in foreign countries including both established countries and those with emerging markets, but each Fund’s total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. Delaware High-Yield Opportunities Fund may invest up to 25% of its total assets in foreign securities; however, the Fund will limit investments in emerging market securities to 20% of its total assets. Delaware Diversified Floating Rate Fund has the right to purchase securities in non-U.S. securities, including up to 15% of its total assets in securities of issuers located in emerging markets.

There are substantial risks associated with investing in the securities of governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. The value of foreign securities (like U.S. securities) is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments that could affect investments in securities of issuers in foreign nations. There is no assurance that the investment manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign issuers comparable to the reports and ratings published about issuers in the U.S. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Certain countries’ legal institutions, financial markets and services are less developed than those in the U.S. or other major economies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Foreign security trading, settlement and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, may be cumbersome, and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian.

To the extent that a Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The holding of foreign securities may be limited by a Fund to avoid investment in certain Passive Foreign Investment Companies (“PFICs”) and the imposition of a PFIC tax on the Fund resulting from such investments.

Developing markets or emerging markets. Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political, and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which a Fund may trade may not possess the same degree of financial sophistication, creditworthiness, or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political, or social events in such countries.

In addition, many developing market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency, and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by a Fund. A Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization, and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to a Fund. Legal compensation schemes may be non-existent, limited or inadequate to meet a Fund’s claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. A Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards, or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to non-residents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Investments in developing market countries may involve risks of nationalization, expropriation, and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Fund’s securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund’s shareholders.

Foreign governmental and supranational debt securities. Investments in debt securities of governmental or supranational issuers are subject to all the risks associated with investments in U.S. and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored, or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws; economic development; and humanitarian, political or environmental initiatives. Supranational debt obligations include: Brady Bonds (which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness); participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank, and the European Economic Community.

Foreign government debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the Fund may collect in whole or in part on debt subject to default by a government.

Foreign currency exchange rates. Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by a Fund in that foreign currency. This may affect a Fund’s share price, income and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It will be more difficult for the investment manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to a Fund’s investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of securities in U.S. dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after a Fund’s income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, a Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases a Fund’s exposure to foreign securities losses.

The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals, and grains). Accordingly, the Funds interpret the fundamental restriction to permit the Funds (subject to the Funds’ investment goals and general investment policies as stated in the Prospectuses and this SAI) to invest directly in foreign currencies and other financial commodities and to purchase, sell, or enter into foreign currency futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also interpret their fundamental restriction regarding purchasing and selling physical commodities to permit the Funds to invest in exchange-traded funds or other entities that invest in physical and/or financial commodities, subject to the limits described in the Prospectuses and this SAI.

Forward Foreign Currency Exchange Contracts

The Funds value their assets daily in U.S. dollars. They do not intend to convert the value of their foreign holdings into U.S. dollars on a daily basis. The Funds will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract). The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Fund denominated in such foreign currency.

The Funds may use forward currency contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Funds’ foreign investments. The Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Manager.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling — for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover forward currency contracts. As required by SEC guidelines, the Funds will segregate assets to cover forward currency contracts, if any, whose purpose is essentially speculative.

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Cleared swaps,” “Risks of cleared swaps,” and “Developing government regulation of derivatives.” Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

Risks of forward foreign contracts. The successful use of these transactions will usually depend on the Manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty. While a Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in hedging or other currency transactions. For example, the Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Futures and Options on Futures

Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, and Delaware Diversified Floating Rate Fund may invest (buy and sell) in contracts for the purchase or sale for future delivery of securities or foreign currencies. The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. Additionally, when Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund or Delaware Diversified Floating Rate Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. Consistent with the limited purposes for which Delaware Diversified Floating Rate Fund may engage in the futures transactions, the Fund may enter into such transactions to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. With respect to options on futures contracts, when Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, and Delaware Diversified Floating Rate Fund are not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. Delaware Diversified Floating Rate Fund may purchase or sell a futures contract on foreign currency to “lock in” exchange rates. Delaware Diversified Floating Rate Fund may also purchase and write options to buy or sell futures contracts in which the Fund may invest and enter into related closing transactions. Delaware Diversified Floating Rate Fund will not enter into futures contracts and options thereon to the extent that more than 5% of the Fund’s assets are required as futures contract margin deposits and premiums on options, and only to the extent that obligations under such futures contracts and options thereon would not exceed 50% of the Fund’s total assets. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limit.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (FCM), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

The Funds generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that currently ranges from 1% to 15% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Funds’ use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the investment manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

High-Yield Securities (“Junk bonds”)

Securities rated lower than BBB- by Standard & Poor’s (“S&P”) or Baa3 by Moody’s Investors Service, Inc.’s (“Moody’s”) or similarly rated by another nationally recognized statistical ratings organization (“NRSRO”) are commonly known as “junk bonds.” Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund may each invest up to 20% of their respective net assets in junk bonds. Under normal circumstances, Delaware High-Yield Opportunities Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in junk bonds. Delaware Diversified Floating Rate Fund may invest up to 50% of its total assets in junk bonds.

Junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See “Appendix – Description of Ratings.”

The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value their portfolio securities and the Fund’s ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the Manager’s research and credit analysis is an integral part of managing any securities of this type. In considering junk bond investments, the Manager will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. The Manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Illiquid and Restricted Securities

Each Fund is permitted to invest up to 15% of its respective net assets in illiquid securities. An investment is generally deemed to be illiquid if it cannot be sold within seven days in the ordinary course of business at approximately the amount at which a Fund is valuing the investment. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

The Funds may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale.

Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds. Restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in a Fund obtaining a less favorable price on a resale.

While maintaining oversight, the Board has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund’s limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed the Fund’s limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Investment Companies

Each Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to unaffiliated funds in which a Fund may invest, Section 12(d) (1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in unaffiliated underlying funds. To the extent that a Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

A Fund may invest in securities issued by closed-end funds, subject to any Fund investment policies. If a Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund’s shares quoted on an exchange may not reflect the net asset value of the securities held by the closed-end fund, and the premium or discount the share prices represent versus net asset value may change over time based on a variety of factors, including supply of and demand for the closed-end fund’s shares, that are outside the closed-end fund’s control or unrelated to the value of the underlying portfolio securities. If a Fund invests in the closed-end fund to gain exposure to the closed-end fund’s investments, the lack of correlation between the performance of the closed-end fund’s investments and the closed-end fund’s share price may compromise or eliminate any such exposure.

Loans and Other Direct Indebtedness

Each Fund may purchase loans and other direct indebtedness.

In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal, and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary.

A Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. A Fund’s ability to receive payment of principal, interest, and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Fund will purchase, the Manager will rely upon its own (and not the original lending institution’s) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund’s portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.

Mortgage-Backed Securities

Delaware Diversified Floating Rate Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations; collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) securities issued by U.S. government agencies or by financial institutions and other mortgage lenders; commercial mortgage-backed securities (“CMBSs”); and stripped mortgage securities. The Fund may invest in privately issued CMOs and REMICs that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and non-agency mortgage backed securities only if the securities: (i) are rated at the time of purchase in the four top rating categories by an NRSRO and (ii) represent interests in whole loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. To the extent that any of these mortgage-backed securities are considered illiquid, these investments, together with any other illiquid investments held by the Fund, will not exceed 15% of the Fund’s net assets.

Overview. Mortgage-backed securities, also referred to as mortgage securities or mortgage-related securities, represent an ownership interest in a pool of mortgage loans, usually originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. A guarantee or other form of credit support may be attached to a mortgage-backed security to protect against default on obligations.

As the underlying mortgage loans are paid off, investors receive principal and interest payments, which “pass-through” when received from individual borrowers, net of any fees owed to the administrator, guarantor or other service providers. Some mortgage-backed securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been Ginnie Mae, Fannie Mae, and Freddie Mac. Other issuers of mortgage-backed securities include commercial banks and other private lenders.

Ginnie Mae is a wholly-owned United States government corporation within the Department of Housing and Urban Development. Ginnie Mae guarantees the principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers). Ginnie Mae also guarantees the principal and interest on securities backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”). Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of the Fund’s shares which will fluctuate daily with market conditions.

Fannie Mae is a government-sponsored corporation, but its common stock is owned by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks but now its common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Although the mortgage-backed securities of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. The yields on these mortgage-backed securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk. The U.S. government, in the past, provided financial support to Fannie Mae and Freddie Mac, but no assurance can be given that the U.S. government will continue to do so.

On Sept. 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer, or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise’s operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of non-payment of principal and interest.

Private mortgage-backed securities. Issuers of private mortgage-backed securities, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, are not U.S. government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities, or they may partner with a government entity by issuing mortgage loans guaranteed or sponsored by the U.S. government or a U.S. government agency or sponsored enterprise. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on private mortgage-backed securities is historically higher because neither the U.S. government nor an agency or instrumentality have guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage-backed security meets a Fund’s quality standards. The Fund may buy mortgage-backed securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund’s quality standards. Private mortgage-backed securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political, or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, a Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth under “Fundamental Investment Policies,” by virtue of the exclusion from that test available to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. In the case of privately issued mortgage-backed securities, a Fund categorizes, where possible, the securities by the issuer’s industry for purposes of the Fund’s industry concentration restrictions.

CMOs and REMICS. Some mortgage-backed securities known as collateralized mortgage obligations (CMOs) are divided into multiple classes. Each of the classes is allocated a different share of the principal and/or interest payments received from the pool according to a different payment schedule depending on, among other factors, the seniority of a class relative to their classes. Other mortgage-backed securities such as real estate mortgage investment conduits (REMICs) are also divided into multiple classes with different rights to the interest and/or principal payments received on the pool of mortgages. A CMO or REMIC may designate the most junior of the securities it issues as a “residual” which will be entitled to any amounts remaining after all classes of shareholders (and any fees or expenses) have been paid in full. Some of the different rights may include different maturities, interest rates, payment schedules, and allocations of interest and/or principal payments on the underlying mortgage loans. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to REMICs and multi-class pass-through securities.

All the risks applicable to a traditional mortgage-backed security also apply to the CMO or REMIC taken as a whole, even though certain classes of the CMO or REMIC will be protected against a particular risk by subordinated classes. The risks associated with an investment in a particular CMO or REMIC class vary substantially depending on the combination of rights associated with that class. An investment in the most subordinated classes of a CMO or REMIC bears a disproportionate share of the risks associated with mortgage-backed securities generally, be it credit risk, prepayment or extension risk (the risk of a security's expected maturity being reduced or lengthened in duration due to a change of the timing of payment), interest rate risk, income risk, market risk, illiquidity risk or any other risk associated with a debt or equity instrument with similar features to the relevant class. As a result, an investment in the most subordinated classes of a CMO or REMIC is often riskier than an investment in other types of mortgage-backed securities.

CMOs are generally required to maintain more collateral than REMICs to collateralize the CMOs being issued. Most REMICs are not subject to the same minimum collateralization requirements and may be permitted to issue the full value of their assets as securities, without reserving any amount as collateral. As a result, an investment in the subordinated classes of a REMIC may be riskier than an investment in equivalent classes of a CMO.

CMOs may be issued, guaranteed or sponsored by governmental entities or by private entities. Consequently, they involve risks similar to those of traditional mortgage-backed securities that have been issued, guaranteed or sponsored by such government and/or private entities. For example, the Fund is generally exposed to a greater risk of loss due to default when investing in CMOs that have not been issued, guaranteed or sponsored by a government entity.

CMOs are typically issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more classes of a CMO may have interest rates that reset periodically as adjustable-rate mortgage loans (“ARMs”) do. These adjustable rate classes are known as “floating-rate CMOs” and are subject to most risks associated with ARMS. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the interest rate. These caps, similar to the caps on ARMS, limit the Fund’s potential to gain from rising interest rates and increasing the sensitivity of the CMO’s price to interest rate changes while rates remain above the cap.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies.

CMOs involve risks including the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral, and risks resulting from the structure of the particular CMO transaction and the priority of the individual tranches. The prices of some CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may be less liquid than other types of mortgage-backed securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances. Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. government has not guaranteed them.

To the extent any privately issued CMOs in which the Fund invests are considered by the SEC to be an investment company, the Fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

Commercial mortgage-backed securities. CMBSs are issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties. The loans are collateralized by various types of commercial property, which include, but are not limited to, multifamily housing, retail shopping centers, office space, hotels, and healthcare facilities. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. CMBSs are subject to credit risk, prepayment risk, and extension risk. The Manager, through its careful credit analysis, attempts to address the risk of an issuer being unable to make timely payments of interest and principal. Although prepayment risk is present, it is of a lesser degree in CMBSs than in the residential mortgage market.

Stripped mortgage securities. Some mortgage-backed securities referred to as stripped mortgage-backed securities are divided into classes which receive different proportions of the principal and interest payments or, in some cases, only payments of principal or interest (but not both). Other mortgage-backed securities referred to as net interest margin (NIM) securities give the investor the right to receive any excess interest earned on a pool of mortgage loans remaining after all classes and service providers have been paid in full. Stripped mortgage-backed securities may be issued by government or private entities. Stripped mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. government are typically more liquid than privately issued stripped mortgage-backed securities.

Stripped mortgage-backed securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. In most cases, one class receives all of the interest (the interest-only or “IO” class), while the other class receives all of the principal (the principal-only or “PO” class). The return on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on any IO class held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody’s, respectively.

NIM securities represent a right to receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped mortgage-backed securities, the return on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Stripped mortgage-backed securities and NIM securities tend to exhibit greater market volatility in response to changes in interest rates than other types of mortgage-backed securities and are purchased and sold by institutional investors, such as the Fund, through investment banking firms acting as brokers or dealers. Some of these securities may be deemed “illiquid” and therefore subject to the Fund’s limitation on investment in illiquid securities and the risks associated with illiquidity.

Mortgage loan and home equity loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage and home equity loan securities are developed and offered to investors, the Fund may invest in them if they are consistent with the Fund’s goals, policies and quality standards.

Additional risks. In addition to the special risks described below, mortgage-backed securities are subject to many of the same risks as other types of debt securities. The market value of mortgage-backed securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Mortgage-backed securities differ from conventional debt securities in that most mortgage-backed securities are pass-through securities. This means that they typically provide investors with periodic payments (typically monthly) consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (net of any fees paid to the issuer or guarantor of such securities and any applicable loan servicing fees). As a result, the holder of the mortgage-backed securities (i.e., a Fund) receives scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The rate of prepayments on the underlying mortgages generally increases as interest rates decline, and when a Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage-backed securities. For this reason, pass-through mortgage-backed securities may have less potential for capital appreciation as interest rates decline and may be less effective than other types of U.S. government or other debt securities as a means of “locking in” long-term interest rates. In general, fixed rate mortgage-backed securities have greater exposure to this “prepayment risk” than variable rate securities.

An unexpected rise in interest rates could extend the average life of a mortgage-backed security because of a lower than expected level of prepayments or higher than expected amounts of late payments or defaults. In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will generally be taxable as ordinary income. Regulatory or tax changes may also adversely affect the mortgage-backed securities market as a whole.

Guarantees. The existence of a guarantee or other form of credit support on a mortgage-backed security usually increases the price that the Fund pays for the security. There is always the risk that the guarantor will default on its obligations. When the guarantor is the U.S. government, there is minimal risk of guarantor default. However, the risk remains if the credit support or guarantee is provided by a private party or a U.S. government agency or sponsored enterprise. Even if the guarantor meets its obligations, there can be no assurance that the type of guarantee or credit support provided will be effective at reducing losses or delays to investors, given the nature of the default. A guarantee only assures timely payment of interest and principal, not a particular rate of return on the Fund’s investment or protection against prepayment or other risks. The market price and yield of the mortgage-backed security at any given time are not guaranteed and likely to fluctuate.

Municipal Bonds

Municipal bonds are generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general capital expenses, and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposals. Such obligations are included within the term “municipal bonds” provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair, or improvement of privately operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations, and rating of the issue. The imposition of a Fund’s management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Options

Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund may purchase call options or put options, and may write put options (on a securities index). Such options may relate to individual fixed income or equity securities or to a securities index. Delaware Diversified Floating Rate Fund may purchase call options, write call options on a covered basis, purchase put options and write put options (on securities). When writing put options, Delaware Diversified Floating Rate Fund will generally only write such puts in circumstances where the Manager wishes to purchase the underlying security for the Fund at a price lower than the current market price of the security. Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Diversified Floating Rate Fund and Delaware High-Yield Opportunities Fund intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). These Funds will not engage in option strategies for speculative purposes.

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates, and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the U.S. are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of the Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the investment manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. A Fund will write call options on a covered basis only.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange traded options). As the writer of an option, if a Fund wants to terminate its obligation, the Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the Fund’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by the Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of non-performance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Manager did not employ such strategies.

Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows a Fund to earn a return on cash in the Fund’s portfolio that would otherwise remain un-invested. The bank or broker/dealer must transfer to a Fund’s custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty. The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities and additional expenses in seeking to enforce the Fund’s rights and recover any losses. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although a Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high quality collateral, some credit risk remains. The counterparty could default which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by a Fund. A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to a Fund’s investment restriction on illiquid securities.

The funds in the Delaware Investments® family of mutual funds (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments® Funds jointly to invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

“Roll” Transactions

Delaware Diversified Floating Rate Fund may engage in “roll” transactions.

A “roll” transaction is the sale of securities together with a commitment, for which the Fund may receive a fee, to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by the Fund; accordingly, the Fund will limit its use of these transactions, together with any other borrowings, to no more than one third of each of their total assets. For each roll transaction, the Fund will segregate assets as set forth in “Segregation of Assets.” Although these transactions will not be entered into for leveraging purposes, to the extent the Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of the Fund’s portfolio securities decline while it is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund’s aggregate commitments under these transactions increase, its leverage risk similarly increases.

Securities Lending

The Funds may loan up to 25% of their assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker/dealers (referred to as “borrowers”). In exchange, a Fund receives cash collateral from a borrower at least equal to the value of the security loaned by the Fund. Cash collateral typically consists of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, and irrevocable letters of credit. A Fund may invest this cash collateral while the loan is outstanding and generally retains part or all of the interest earned on the cash collateral. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income.

For each loan, the borrower usually must maintain with a Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. Additional transaction costs would result, and the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Until the replacement can be purchased, a Fund will not have the desired level of exposure to the security which the borrower failed to return. Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects the Fund to greater market risk including losses on the collateral and, should a Fund need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund’s board (i.e., banks or broker/dealers that the investment manager has determined are not apparently at risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan). In addition, pursuant to the 1940 Act and SEC interpretations thereof, the aggregate market value of securities that may be loaned by a Fund is limited to 33 1/3% of the Fund’s total assets or such lower limit as set by the Fund or its Board.

Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by the Funds’ custodian for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities, and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive a fee from the security lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record securities lending income net of allocations to the security lending agent and the borrower.

Segregation of Assets

Consistent with SEC staff guidance, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents, or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above (“Asset Segregation Policies”).

A Fund’s Asset Segregation Policies may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, a Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until the Fund’s obligations under the financial instruments have been satisfied. In addition, a Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

Short-Term Debt Instruments and Temporary Investments

Each Fund may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting the Fund’s investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Manager determines that conditions warrant, a Fund may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a NRSRO, such as S&P or Moody’s, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below.

U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

•  U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

•  Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

•  U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

•  U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Fund’s shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. The Funds may each invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody’s and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

•  Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

•  Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless it can be traded on a secondary market, certificates of deposit with penalties for early withdrawal will be considered illiquid.

•  Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Swaps

Each Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund’s investments in the CDS contracts will be limited to 15% (50% for Delaware Diversified Floating Rate Fund) of a Fund’s total net assets. Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, and Delaware Diversified Floating Rate Fund may invest in interest rate and index (total return) swaps to the extent consistent with their respective investment objectives and strategies. Delaware Diversified Floating Rate Fund may purchase or sell caps, floors, and collars related to swap transactions. The Funds will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager.

New swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank, or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. A Fund generally will enter into cleared swaps through a swap execution facility. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Recently adopted CFTC rules require the trading and execution of certain cleared swaps on public trading facilities. Trading on an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Credit Default Swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred. For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

In response to counterparty risk, a Fund will not be permitted to enter into any uncleared CDS transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference”) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Manager correctly to predict which types of investments are likely to produce greater returns. If the Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Fund’s Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds identities as intended.

Certain Internal Revenue Service (“IRS”) positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty. In such an event, a Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Manager will only approve a swap agreement counterparty for the Fund if the Manager deems the counterparty to be creditworthy under the Fund’s Counterparty Credit Review Standards. However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to a Fund’s investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, a Fund is subject to the risk that, after entering into a cleared swap, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment.

Because some swaps used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such swaps. For more information about segregating assets, see “Segregation of Assets” in this section.

U.S. Government Securities

U.S. government securities include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities, or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by the Fannie Mae and Freddie Mac. In the event of a default, an investor like a Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political, or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by a Fund. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Unseasoned Companies

Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund may invest in relatively new or unseasoned companies.

New or unseasoned companies are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. These companies may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Variable and Floating Rate Notes

Delaware Diversified Floating Rate Fund may invest up to 5% of its assets in variable rate master demand notes.

Variable rate master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted Fund maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating-rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

When-Issued and Delayed Delivery Securities

Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind Bonds

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest, and pay-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and pay-in-kind bonds involve additional special considerations.

Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when the Fund receive no cash interest payments on its zero coupon securities or deferred interest or pay-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. A Fund is not limited in the amount of its assets that may be invested in these types of securities.

Special Risks related to Cybersecurity Issues

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that is potentially subject to cyber attacks. The third-party service providers that facilitate the Trust’s business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust’s third-party service providers could disrupt the Trust’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust’s third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust’s third-party service providers use to service the Trust’s operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ website, delawareinvestments.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Investments Fund Services Company, and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, nor the Manager, nor any affiliate receives any compensation or consideration with respect to these agreements.

To protect the shareholders’ interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use. The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer that, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees

The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds.

As of Oct. 31, 2014 the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund. The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

				Number of Funds	Other Directorships
			Principal Occupation(s)	in Fund Complex	Held by Trustee
Name, Address, and	Position(s) Held	Length of	During the Past Five	Overseen by	During the Past
Birthdate	with the Trust	Time Served	Years	Trustee	Five Years
Interested Trustee
Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has	65	Board of Governors
2005 Market Street	President, Chief	Trustee since	served in various		Member —
Philadelphia, PA	Executive	Aug. 16, 2006	executive capacities at		Investment
19103	Officer, and		different times at		Company Institute
	Trustee	President and	Delaware Investments.[2]		(ICI)
April 1963		Chief
		Executive			Director and Audit
		Officer since			Committee Member
		Aug. 1, 2006			— Kaydon Corp.
(2007–2013)
Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor —	65	Director — Bryn
2005 Market Street		2005	(March 2004–Present)		Mawr Bank Corp.
Philadelphia, PA					(BMTC)
19103					(2007–2011)

Oct. 1947
Joseph W. Chow	Trustee	Since January	Executive Vice President	65	Director and Audit
2005 Market Street		2013	(Emerging Economies		Committee Member
Philadelphia, PA			Strategies, Risk and		— Hercules
19103			Corporate		Technology Growth
			Administration)		Capital, Inc. (2004–
Jan. 1953			State Street Corporation		2014)
(July 2004–March 2011)
John A. Fry	Trustee	Since January	President — Drexel	65	Director — Hershey
2005 Market Street		2001	University (August 2010–		Trust Company
Philadelphia, PA			Present)
19103					Director, Audit
			President —		Committee, and
May 1960			Franklin & Marshall		Governance
			College		Committee Member
			(July 2002–July 2010)		— Community
Health Systems

Other
				Number of Funds	Directorships
				in Fund Complex	Held by Trustee
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	During the Past
Birthdate	with the Trust	Time Served	During the Past Five Years	Trustee	Five Years
Lucinda S.	Trustee	Since March	Private Investor	65	None
Landreth		2005	(2004–Present)
2005 Market Street
Philadelphia, PA
19103

June 1947
Frances A. Sevilla-	Trustee	Since	Chief Executive Officer —	65	Trust Manager
Sacasa		September	Banco Itaú International (April		and Audit
2005 Market Street		2011	2012–Present)		Committee
Philadelphia, PA					Member —
19103			Executive Advisor to Dean		Camden Property
			(August 2011–March 2012)		Trust
Jan. 1956			and Interim Dean (January
2011–July 2011) —
University of Miami School of
Business Administration
Thomas K.	Trustee	Since January	Vice Chairman	65	Director —
Whitford		2013	(2010–April 2013)		HSBC Finance
2005 Market Street			Chief Administrative Officer		Corporation and
Philadelphia, PA			(2008–2010) and Executive		HSBC North
19103			Vice President and Chief		American
			Administrative Officer (2007–		Holdings Inc.
2009) — PNC Financial
March 1956			Services Group
Janet L. Yeomans	Trustee	Since April	Vice President and Treasurer	65	Director, Audit
2005 Market Street		1999	(January 2006–July 2012)		and Compliance
Philadelphia, PA			Vice President — Mergers &		Committee
19103			Acquisitions		Chair,
			(January 2003–January 2006),		Investment
July 1948			and Vice President and		Committee
			Treasurer		Member, and
			(July 1995–January 2003)		Governance
			3M Corporation		Committee
Member —
Okabena
Company

Chair — 3M
Investment
Management
Committee
(2005–2012)
J. Richard Zecher	Trustee	Since March	Founder —	65	Director and
2005 Market Street		2005	Investor Analytics		Compensation
Philadelphia, PA			(Risk Management)		Committee
19103			(May 1999–Present)		Chairman —
Investor
July 1940			Founder —		Analytics
P/E Investments
			(Hedge Fund)		Director — P/E
			(September 1996–Present)		Investments

Other
				Number of Funds	Directorships
				in Fund Complex	Held by Officer
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	During the Past
Birthdate	with the Trust	Time Served	During the Past Five Years	Officer	Five Years
Officers
David F. Connor	Senior Vice	Senior Vice	David F. Connor has served as	65	None[3]
2005 Market Street	President,	President	Deputy General Counsel of
Philadelphia, PA	Deputy General	since May	Delaware Investments since
19103	Counsel, and	2013; Deputy	2000.
	Secretary	General
Dec. 1963		Counsel since
September
2000;
Secretary
since October
2005
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	65	None[3]
2005 Market Street	and Treasurer	since October	in various capacities at
Philadelphia, PA		2007	different times at Delaware
19103			Investments.

Oct. 1972
David P. O’Connor	Executive Vice	Executive	David P. O’Connor has served	65	None[3]
2005 Market Street	President,	Vice	in various executive and legal
Philadelphia, PA	General Counsel,	President	capacities at different times at
19103	and Chief Legal	since	Delaware Investments.
	Officer	February
Feb. 1966		2012;
General
Counsel and
Chief Legal
Officer since
October 2005
Richard Salus	Senior Vice	Chief	Richard Salus has served in	65	None[3]
2005 Market Street	President and	Financial	various executive capacities at
Philadelphia, PA	Chief Financial	Officer since	different times at Delaware
19103	Officer	November	Investments.
2006
Oct. 1963
[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Manager, Distributor, and transfer agent.

[3] David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

The following table shows each Trustee’s ownership of shares of the Fund and of shares of all Delaware Investments® Funds as of Dec. 31, 2013.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity Securities	Registered Investment Companies Overseen by
Name	in the Funds	Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Joseph W. Chow	None	None
John A. Fry	None	Over $100,000
Lucinda S. Landreth	$10,001 – $50,000	Over $100,000
Delaware High-Yield Opportunities
Fund
Frances A. Sevilla-Sacasa	None	$50,001 – $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	Over $100,000

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended July 31, 2014. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

			Total Compensation
			from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments®
Trustees	the Trust	Fund Expenses	Complex[1]
Thomas L. Bennett	$19,259	None	$264,917
Joseph W. Chow	$15,907	None	$218,917
John A. Fry	$15,692	None	$215,583
Anthony D. Knerr[2]	$11,837	None	$158,167
Lucinda S. Landreth	$16,182	None	$222,250
Frances A. Sevilla-Sacasa	$15,932	None	$218,917
Thomas K. Whitford	$15,484	None	$212,917
Janet L. Yeomans	$17,536	None	$240,917
J. Richard Zecher	$15,782	None	$216,917

[1]	Effective Jan. 1, 2014, each Independent Trustee/Director will receive an annual retainer fee of $145,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Investments® family, plus $10,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investment companies in the complex. Effective Jan. 1, 2014, members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $3,000 for each Committee meeting attended. The Trustees may receive an additional fee if a committee meeting exceeds 4 hours. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $20,000. The Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000.
[2]	Mr. Knerr retired from the Board effective Feb. 20, 2014.

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board. The Board believes that having a representative of Fund management as its Chairman is beneficial to the Trust. Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Trust. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

Coordinating Trustee: The Independent Trustees designate one of their members to serve as Coordinating Trustee. The Coordinating Trustee, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees. The Coordinating Trustee also generally serves as a liaison among outside Trustees, the Chairman, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Janet L. Yeomans, Chairperson; Joseph W. Chow; Lucinda S. Landreth; and Frances A. Sevilla-Sacasa. The Audit Committee held six meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: John A. Fry, Chairperson; Thomas L. Bennett, Coordinating Director/Trustee (ex officio); Janet L. Yeomans; and Thomas K. Whitford. The Nominating and Corporate Governance Committee held five meetings during the Trust’s last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Thomas L. Bennett — Currently the Coordinating Trustee, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations and for-profit companies. He has an M.B.A. from the University of Cincinnati and is a Chartered Financial Analyst. Mr. Bennett has served on the Board since March 2005.

Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trust found that his extensive experience in business strategy in non-U.S. markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise. Mr. Chow holds a B.A. degree from Brandeis and M.C.P and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry — Mr. Fry has over 25 years of experience in higher education. He has served in senior management for three major institutions of higher learning. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions. In addition to her B.A., she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trust found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the U.S. The Independent Trustees also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trust found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from the University of Pennsylvania’s Wharton School. Mr. Whitford has served on the Board since January 2013.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions. She also serves as a board member of a for-profit company. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

J. Richard Zecher — Mr. Zecher has over 35 years of experience in the investment management industry. He founded a hedge fund investment advisory firm and a risk-management consulting company. He also served as Treasurer of a money center New York bank. Prior thereto, Mr. Zecher was the Chief Economist at the Securities and Exchange Commission. Mr. Zecher has served as a board member and board committee member of a for-profit company. He holds degrees in Economics from The Ohio State University. Mr. Zecher has served on the Board since March 2005.

Patrick P. Coyne — Mr. Coyne has over 25 years of experience in the investment management industry. Mr. Coyne has managed funds, investment teams and fixed income trading operations. He has held executive management positions at Delaware Investments for several years, serving as the firm’s Chief Investment Officer for fixed income investments, as Chief Investment Officer for equity investments and, since 2006, as President of Delaware Investments. Mr. Coyne has served as a board member of nonprofit organizations and for-profit companies, and currently serves on the Board of Governors of the Investment Company Institute. He holds a B.A. degree from Harvard University and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Coyne has served on the Board since August 2006.

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: J. Richard Zecher, Chairperson; Joseph W. Chow; Lucinda S. Landreth; Frances A. Sevilla-Sacasa; and Thomas K. Whitford. The Investments Committee held five meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Funds’ transfer agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk-management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk-management discussions, Fund management raises other specific risk-management issues relating to the Fund with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls, and Fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics

The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services Inc. (“ISS”), which is a subsidiary of Vestar Capital Partners, to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. By no later than Aug. 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all of the Funds proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

As of Sept. 30, 2014, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $180 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries.

The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Funds’ Investment Management Agreement (“Agreement”) may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60-days’ notice by the Trustees of the Trust or by the Manager. The Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Agreement, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund Name	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Corporate Bond Fund	0.50% on first $500 million 0.475% on next $500 million 0.45% on next $1.5 billion 0.425% on assets in excess of $2.5 billion
Delaware Extended Duration Bond Fund	0.55% on first $500 million 0.50% on next $500 million 0.45% on next $1.5 billion 0.425% on assets in excess of $2.5 billion
Delaware High-Yield Opportunities Fund	0.65% on first $500 million 0.60% on next $500 million 0.55% on next $1.5 billion 0.50% on assets in excess of $2.5 billion
Delaware Diversified Floating Rate Fund	0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion.

During the past three fiscal years, the Funds paid the following investment management fees:

Fund	July 31, 2014	July 31, 2013	July 31, 2012
Delaware Corporate Bond Fund	$5,891,755 earned $5,767,993 paid $123,762 waived	$7,617,592 earned $7,564,006 paid $53,586 waived	$5,200,289 earned $4,991,188 paid $209,101 waived
Delaware Extended Duration Bond Fund	$3,497,077 earned $3,228,659 paid $268,418 waived	$4,721,180 earned $4,347,547 paid $373,633 waived	$3,562,267 earned $3,183,690 paid $378,577 waived
Delaware High-Yield Opportunities Fund	$4,256,395 earned $3,923,862 paid $332,533 waived	$4,105,861 earned $3,775,705 paid $330,156 waived	$3,422,038 earned $3,059,304 paid $362,734 waived
Delaware Diversified Floating Rate Fund	$2,491,473 earned $2,491,473 paid $0 waived	$997,637 earned $997,637 paid $0 waived	$506,878 earned $489,399 paid $17,479 waived

Except for those expenses borne by the Manager under the Agreement and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Retail Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI, and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A shares, after re-allowances to dealers, as follows:

Delaware Corporate Bond Fund Class A Shares
Fiscal Year Ended	Total Amount of Underwriting Commissions	Amounts Re-allowed to Dealers	Net Commission to Distributor
7/31/14	$268,291	$234,614	$33,677
7/31/13	$1,744,633	$1,525,967	$218,666
7/31/12	$1,588,319	$1,390,802	$197,517

Delaware Extended Duration Bond Fund Class A Shares
Fiscal Year Ended	Total Amount of Underwriting Commissions	Amounts Re-allowed to Dealers	Net Commission to Distributor
7/31/14	$172,750	$152,853	$19,897
7/31/13	$778,106	$683,204	$94,902
7/31/12	$933,883	$819,605	$114,278

Delaware High-Yield Opportunities Class A Shares
Fiscal Year Ended	Total Amount of Underwriting Commissions	Amounts Re-allowed to Dealers	Net Commission to Distributor
7/31/14	$318,300	$278,207	$40,093
7/31/13	$691,746	$606,642	$85,104
7/31/12	$773,107	$680,370	$92,737

Delaware Diversified Floating Rate Fund Class A Shares
Fiscal Year Ended	Total Amount of Underwriting Commissions	Amounts Re-allowed to Dealers	Net Commission to Distributor
7/31/14	$23,926	$20,254	$3,672
7/31/13	$170,995	$141,323	$29,672
7/31/12	$22,666	$18,984	$3,682

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments with respect to Class A shares of the Funds as follows:

Fiscal Year Ended	Delaware High-Yield Opportunities Fund Class A Shares	Delaware Corporate Bond Fund Class A Shares	Delaware Extended Duration Bond Fund Class A Shares	Delaware Diversified Floating Rate Fund Class A Shares
7/31/14	$0	$4,841	$0	$227
7/31/13	$0	$51	$1	$0
7/31/12	$4,285	$2	$442	$7,274

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C shares of each Fund as follows:

Fiscal Year Ended	Delaware High-Yield Opportunities Fund Class C Shares	Delaware Corporate Bond Fund Class C Shares	Delaware Extended Duration Bond Fund Class C Shares	Delaware Diversified Floating Rate Fund Class C Shares
7/31/14	$3,925	$6,640	$4,787	$4,737
7/31/13	$4,926	$13,498	$15,695	$104
7/31/12	$6,263	$7,704	$5,936	$3,772

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and effective Nov. 1, 2014, serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. Prior to this time, Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, served as the Funds’ shareholder servicing, dividend disbursing, and transfer agent. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Funds. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants

The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAVs and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective Nov. 1, 2014, DIFSC provides fund accounting and financial administration oversight services to the Funds. Prior to this time, DSC provided fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis.

During the fiscal years ended July 31, 2012, 2013, and 2014, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $821,079, $1,144,447, and $942,468, respectively.

During the fiscal years ended July 31, 2012, 2013, and 2014, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $117,932, $163,595, and $146,604, respectively.

Custodian

BNY Mellon is custodian of the Funds’ securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for the Funds; receives, holds, and releases portfolio securities on account of the Funds; receives and disburses money on behalf of the Funds; and collects and receives income and other payments and distributions on account of the Funds’ portfolio securities. BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of July 31, 2014 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2014.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fee
Roger A. Early
Registered Investment Companies	17	$23. 8 billion	0	$0
Other Pooled Investment Vehicles	4	$603.4 million	0	$0
Other Accounts	48	$6.1 billion	0	$0
Paul Grillo
Registered Investment Companies	18	$22.6 billion	0	$0
Other Pooled Investment Vehicles	8	$992.1 million	0	$0
Other Accounts	20	$1.1 billion	0	$0
Adam Brown
Registered Investment Companies	3	$1.8 billion	0	$0
Other Pooled Investment Vehicles	5	$742.4 million	2	$512.5 million
Other Accounts	10	$15.2 million	0	$0
J. David Hillmeyer
Registered Investment Companies	7	$11.8 billion	0	$0
Other Pooled Investment Vehicles	1	$229.8 million	0	$0
Other Accounts	10	$15.9 million	0	$0
Paul A. Matlack
Registered investment companies	13	$5.1 billion	0	$0
Other pooled investment vehicles	7	$844.6 million	0	$0
Other accounts	4	$111.9 million	0	$0
Craig C. Dembek
Registered investment companies	11	$4.4 billion	0	$0
Other pooled investment vehicles	1	$16.9 million	1	$16.9 million
Other accounts	2	Less than $1 million	0	$0
John P. McCarthy
Registered investment companies	11	$4.4 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	Less than $1 million	0	$0

Kashif Ishaq
Registered investment companies	2	$1.8 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	Less than $1 million	0	$0
Christopher M. Testa
Registered investment companies	19	$23.0 billion	0	$0
Other pooled investment vehicles	7	844.6 million	0	$0
Other accounts	22	$4.8 billion	1	$606.4 million

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Funds. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple other funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

Four of the accounts managed by the portfolio managers have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio managers have an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one-, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments® Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of DMHI issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on Nov. 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of DMHI, is normally determined as of each March 31, June 30, Sept. 30 and Dec. 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within the Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities

As of July 31, 2014, the following portfolio managers owned shares of the Funds.

Portfolio Manager	Dollar Range of Fund Shares Owned[1]	Fund
Paul Grillo	$50,001–$100,000	Delaware Diversified Floating Rate Fund
Craig C. Dembek	$10,001–$50,000	Delaware High-Yield Opportunities Fund
John McCarthy	$100,001–$500,000	Delaware High-Yield Opportunities Fund
Kashif Ishaq	$10,001–$50,000	Delaware Corporate Bond Fund
1 Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

Note: The ranges for Fund share ownership by portfolio managers are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.

TRADING PRACTICES AND BROKERAGE

The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:

	7/31/14	7/31/13	7/31/12
Delaware Corporate Bond Fund	$55	$0	$1,257
Delaware Extended Duration Bond Fund	$34	$0	$1,286
Delaware High-Yield Opportunities Fund	$46,733	$25,995	$662
Delaware Diversified Floating Rate Fund	$0	$0	$0

Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended and the Funds’ Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager that constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

During the fiscal year ended July 31, 2014, Delaware High-Yield Opportunities Fund engaged in portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services in the amounts noted below. The Funds did not otherwise engage in portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services in the amounts noted below during the fiscal year ended July 31, 2014.

Fund	Portfolio Transactions	Brokerage Commissions
	Amount	Amount
Delaware High-Yield Opportunities Fund	$11,759,362	$16,275

As of July 31, 2014, the Funds held the following amounts of securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents:

Fund	Regular Broker/Dealer	Value
Delaware Corporate Bond Fund	CITIGROUP/MORGAN STANLEY	$18,027,888.98
	UBS AG/STAMFORD CT	$8,996,395.79
	WELLS FARGO & CO	$8,648,220.00
	BANK OF AMERICA CORP	$7,025,059.14
	REGIONS FINANCIAL CORP	$4,489,630.00
Delaware Extended Duration Bond Fund	WELLS FARGO & CO	$4,491,630.00
Delaware High-Yield Opportunities Fund	CREDIT SUISSE GROUP AG	$5,314,778.00
	JPMORGAN CHASE & CO	$3,662,587.50
	BARCLAYS BANK PLC	$3,465,365.63
Delaware Diversified Floating Rate Fund	BANK OF AMERICA CORP	$6,191,526.50
	WELLS FARGO & CO	$6,138,387.65
	CITIGROUP/MORGAN STANLEY	$5,745,474.24
	REGIONS FINANCIAL CORP	$361,390.00

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

The Funds have the authority to participate in a commission recapture program. Under the program, and subject to seeking best execution (as described in the first paragraph in this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Funds. The Manager and its affiliates have previously acted and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization

The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shares do not have preemptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. Shareholders of the Institutional Class may not vote on any matter that affects the Retail Classes’ Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Retail Classes may vote only on matters affecting their respective Class, including the Retail Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Retail Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Until Sept. 30, 1996, the Trust operated as Delaware Group Delchester High-Yield Bond Fund, Inc., and offered one series of shares, the Delchester Fund series. The Trust began offering the shares of: the Strategic Income Fund on Sept. 30, 1996; the Delaware High-Yield Opportunities Fund on Dec. 27, 1996; Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund on Sept. 14, 1998; and Delaware Diversified Floating Rate Fund on Feb. 26, 2010. Beginning Aug. 16, 1999, the Delchester Fund changed its name and its classes’ names to Delaware Delchester Fund; the Strategic Income Fund changed its name and its classes’ names to Delaware Strategic Income Fund; the High-Yield Opportunities Fund changed its name and its classes’ names to Delaware High-Yield Opportunities Fund; the Corporate Bond Fund changed its name and its classes’ names to Delaware Corporate Bond Fund; and the Extended Duration Bond Fund changed its name and its classes’ names to Delaware Extended Duration Bond Fund. Effective as of Sept. 29, 1999, the Trust changed its name from Delaware Group Income Funds, Inc. to Delaware Group Income Funds. Class R shares were first offered on June 2, 2003. Delaware Strategic Income Fund merged its shares into Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds, on March 29, 2004. Effective as of the close of business on April 17, 2009, Delaware Delchester® Fund was reorganized into Delaware High-Yield Opportunities Fund. The Trust established the Delaware Core Bond Fund on Aug. 12, 2009, which was liquidated on Oct. 29, 2014.

On Sept. 25, 2014, all remaining Class B shares of the Funds (except Delaware Diversified Floating Rate Fund, which did not offer Class B shares) were converted to Class A shares of their corresponding Fund.

Noncumulative Voting

The Trust’s shares have noncumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

General Information

Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in a Fund’s best interest. The minimum initial investment generally is $1,000 for Class A shares and Class C shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees, and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and the Institutional Classes (except those purchased through an automatic investment plan), but certain eligibility requirements must be met.

You may purchase up to $1 million of Class C shares of the Funds. See “Investment Plans” below for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for $1 million or more of Class C shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $50,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class C shares and generally are not subject to a CDSC.

Selling dealers are responsible for transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund’s best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a U.S. financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on nonretirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A and Institutional Class shares of the Funds. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by the Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements — Class A and Class C Shares

The alternative purchase arrangements of Class A shares and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses to a maximum of 0.25% of the average daily net assets of Class A shares of a Fund, or to purchase Class C shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class C shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% of average daily net assets of the Class, 0.25% of which is a service fee to be paid to the Distributor, dealers, or others for providing personal service and/or maintaining shareholder accounts.

The higher Rule 12b-1 Plan expenses on Class C shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

Class R shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.50%. Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

In comparing Class C shares to Class R shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C shares. Investors also should consider the fact that Class R shares do not have a front-end sales charge and, unlike Class C shares, are not subject to a CDSC.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling the Retail Classes. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R shares) and the CDSC applicable to Class C shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans under Rule 12b-1 for the Retail Classes” below.

Dividends, if any, paid on the Retail Classes and Institutional Class shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Retail Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” for more information.

Class A shares: Purchases of $100,000 or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Prospectuses, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features — Class A shares,” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges

Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee or other charge.

If a shareholder of Institutional Class shares has ceased his or her participation in a Program, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, generally will be tax-free for federal income tax purposes. You should consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Class C Broker Exchanges

Class C shares purchased by accounts participating in certain Programs may be exchanged by the financial intermediary on behalf of the shareholder for either Class A shares or Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase either Class A shares or Institutional Class shares of the Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee or other charge.

Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class C shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge.

Exchanges of Class C shares for Class A shares or Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class C shares of the same Fund, under these particular circumstances, generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission

For initial purchases of Class A shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A shares of another Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class C Shares

Class C shares are purchased without a front-end sales charge. Class C shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class C shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. See the Prospectuses for a list of the instances in which the CDSC is waived. In determining whether a CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Level Sales Charge Alternative — Class C Shares

Class C shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares. These payments support the compensation paid to dealers or brokers for selling Class C shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares as described in this SAI. See “Redemption and Exchange” below.

Plans under Rule 12b-1 for the Retail Classes

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Retail Classes (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional, and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to the Institutional Class shares. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Funds’ Institutional Class Shares. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Retail Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes; compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Retail Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Retail Classes and increase sales of the Retail Classes.

The Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Retail Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Retail Classes would be borne by such persons without any reimbursement from such Retail Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from, or to, firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreement, as amended, have all been approved by the Board, including a majority of the Independent Trustees, who have no direct or indirect financial interest in the Plans and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine that continuation of the Plans is in the best interest of shareholders of the Retail Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Retail Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Retail Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the relevant Retail Class’s outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’s outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreement. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for its review.

With respect to Delaware High-Yield Opportunities Fund, effective June 1, 1992, the Board determined that the annual fee, payable on a monthly basis, under the Plan relating to the Class A shares, will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by the Class A shares that were originally purchased prior to June 1, 1992, and (ii) the amount obtained by multiplying 0.25% by the average daily net assets represented by all other Class A shares. While this is the method to be used to calculate the 12b-1 fees to be paid by the Fund’s Class A shares under its Plan, the fee is a Class A share expense so that all shareholders of the Class A shares, regardless of whether they originally purchased or received shares in the Fund, will bear Rule 12b-1 expenses at the same rate. This method of calculating Class A shares’ 12b-1 fees may be discontinued at the discretion of the Board. While this describes the current formula for calculating the fees that will be payable under the Class A shares’ Plan, the Plan permits a full 0.25% on all Class A share assets to be paid at any time following appropriate Board approval.

For the fiscal year ended July 31, 2014, the Rule 12b-1 payments for Delaware Corporate Bond Fund’s Class A shares, Class C shares, and Class R shares were: $1,348,579, $2,281,845, and $176,560, respectively. Such amounts were used for the following purposes:

Delaware Corporate Bond Fund	Class A	Class C	Class R
Advertising	$4,652	$1,973	$7
Annual/Semiannual Reports	$347	$178	$73
Broker Sales Charges	$—	$283,938	$—
Broker Trails*	$106,904	$1,652,075	$117,152
Salaries & Commissions to	$668,136	$108,016	$58,304
Wholesalers
Interest on Broker Sales Charges	$—	$4,058	$—
Promotional – Other	$—	$—	$—
Prospectus Printing	$1,058	$465	$89
Wholesaler Expenses	$567,482	$231,142	$935
Total Expenses	$1,348,579	$2,281,845	$176,560

For the fiscal year ended July 31, 2014, the Rule 12b-1 payments for Delaware Extended Duration Bond Fund’s Class A shares, Class C shares, and Class R shares were: $751,868, $322,337, and $154,866, respectively. Such amounts were used for the following purposes:

Delaware Extended Duration Bond	Class A	Class C	Class R
Fund
Advertising	$2,746	$318	$6
Annual/Semiannual Reports	$210	$73	$72
Broker Sales Charges	$—	$36,428	$—
Broker Trails*	$---	$230,985	$151,092
Salaries & Commissions to	$233,583	$26,052	$3,477
Wholesalers
Interest on Broker Sales Charges	$—	$667	$—
Promotional – Other	$—	$—	$—
Prospectus Printing	$729	$87	$77
Wholesaler Expenses	$514,600	$27,727	$142
Total Expenses	$751,868	$322,337	$154,866

For the fiscal year ended July 31, 2014, the Rule 12b-1 payments for Delaware High-Yield Opportunities Fund’s Class A shares, Class C shares, and Class R shares were: $857,944, $892,707, and $85,553, respectively. Such amounts were used for the following purposes:

Delaware High-Yield Opportunities
Bond Fund	Class A	Class C	Class R
Advertising	$2,685	$709	$4
Annual/Semiannual Reports	$323	$126	$68
Broker Sales Charges	$—	$128,076	$—
Broker Trails*	$—	$630,290	$53,735
Salaries & Commissions to	$222,374	$67,755	$18,201
Wholesalers
Interest on Broker Sales Charges	$—	$2,143	$—
Promotional – Other	$—	$—	$—
Prospectus Printing	$1,274	$354	$87
Wholesaler Expenses	$631,288	$63,254	$13,458
Total Expenses	$857,944	$892,707	$85,553

For the fiscal year ended July 31, 2014, the Rule 12b-1 payments for Delaware Diversified Floating Rate Fund’s Class A shares, Class C shares and Class R shares were: $531,394, $1,042,009, and $845, respectively. Such amounts were used for the following purposes:

Delaware Diversified Floating Rate	Class A	Class C	Class R
Fund
Advertising	$2,971	$1,338	$—
Annual/Semiannual Reports	$132	$90	$396
Broker Sales Charges	$—	$329,795	$—
Broker Trails*	$38,717	$452,853	$28
Salaries & Commissions to	$385,580	$156,582	$209
Wholesalers
Interest on Broker Sales Charges	$—	$6,116	$—
Promotional – Other	$—	$—	$—
Prospectus Printing	$288	$138	$212
Wholesaler Expenses	$103,706	$95,097	$—
Total Expenses	$531,394	$1,042,009	$845

* The broker trail amounts listed in this row are principally based on payments made to broker/dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Special Purchase Features — Class A Shares

Buying Class A Shares at Net Asset Value: As disclosed in the Prospectuses, participants of certain group retirement plans and members of their households may make purchases of Class A shares at NAV. The requirements are as follows: (i) the purchases must be made in a Delaware Investments® Individual Retirement Account (“Foundation IRA®”) established by a participant from a group retirement plan or a member of their household distributed by an affiliate of the Manager; and (ii) purchases in a Foundation IRA® require a minimum initial investment of $5,000 per Fund. The Funds reserve the right to modify or terminate these arrangements at any time.

Allied Plans: Class A shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”), that are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and that allow investments in Class A shares of designated Delaware Investments® Funds (“eligible Delaware Investments® Fund shares”), as well as shares of designated classes of non-Delaware Investments® Funds (“eligible non-Delaware Investments® Fund shares”). Class C shares are not eligible for purchase by Allied Plans.

With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments® and eligible non-Delaware Investments® Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non-Delaware Investments® Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments® and non-Delaware Investments® Funds, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” under “Alternative Purchase Arrangements” above.

The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in the Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments® and non-Delaware Investments® Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non-Delaware Investments® Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5.00% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The minimum initial purchase amount to establish a letter of intent is $1,000. The Funds no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor’s obligation under a letter of intent, Class C shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds that offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

Employers offering a Delaware Investments® retirement plan may also complete a letter of intent to obtain a reduced front-end sales charge on investments of Class A shares made by the plan. The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC, or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed letter of intent based on these acceptance criteria. The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class C shares of the Funds and other Delaware Investments® Funds that offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse – or equivalent, if recognized under local law, such as civil union, common law marriage , domestic partnership, or parent, step parent and legal guardian, and their children or step children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also combine any subsequent purchases of Class A shares and Class C shares of the Funds, as well as shares of any other class of any of the other Delaware Investments® Funds that offer such classes (except shares of any Delaware Investments® Fund that do not carry a front-end sales charge, CDSC, or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.50%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Prospectuses to determine the applicability of the right of accumulation to their particular circumstances.

12-Month Reinvestment Privilege: Holders of Class A shares of the Funds (and of the Institutional Class shares of the Funds holding shares that were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares. The reinvestment privilege does not extend to a redemption of Class C shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans: Group Investment Plans that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A shares set forth in the table in the Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to nonretirement Delaware Investments® investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Retail Classes” under “Investment Plans” below for information about retirement plans.

The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that Retired Financial Services, Inc. either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the Limited CDSC would be waived.

INVESTMENT PLANS

Reinvestment Plan

Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments® Funds

Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of the Retail Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A shares may only be directed to other Class A shares, dividends from Class C shares may only be directed to other Class C shares, dividends from Class R shares may only be directed to other Class R shares, and dividends from Institutional Class shares may only be directed to other Institutional Class shares.

Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested in the same Delaware Investments® Fund in which their investments are held: traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell Education Savings Accounts (“Coverdell ESAs”), 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans.

Investing by Exchange

If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center at 800 523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer

Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in Class A shares, Class C shares, or Class R shares through an agent bank, pre-authorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

Automatic Investing Plan: Shareholders of Class A shares, Class C shares, and Institutional Class shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking accounts for deposit into their Fund accounts. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

This option is not available to participants in the following plans: SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Direct Deposit Purchases by Mail

Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments, and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

On Demand Service

You or your investment dealer may request purchases of Fund shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option

Shareholders can use the systematic exchange option to invest in the Retail and Institutional Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not ensure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in the systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

This option is not available to participants in the following plans: SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans.

Retirement Plans for the Retail Classes

An investment in the Funds may be suitable for tax-deferred retirement plans, such as: traditional IRA, SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans. In addition, the Funds may be suitable for use in Roth IRAs and Coverdell ESAs. For further details concerning these plans and accounts, including applications, contact your financial advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan, Roth IRA, or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

The CDSC may be waived on certain redemptions of Class C shares. See the Prospectuses for a list of the instances in which the CDSC is waived.

Purchases of Class C shares must be in an amount that is less than $1 million for retirement plans. The maximum purchase limitation applies only to the initial purchase of shares by the retirement plan.

Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager, and others that provide services to such Plans.

Certain shareholder investment services available to nonretirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class shares. For additional information on any of the plans and Delaware Investments’ retirement services, call the Shareholder Service Center at 800 523-1918.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. Orders for purchases and redemptions of all of the Funds’ other share classes are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent, or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against the U.S. dollar based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Retail Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information

You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

Orders for the repurchase of Fund shares that are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either the Funds or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check that is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds to value fairly their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class C shares are subject to CDSCs as described under “Contingent Deferred Sales Charge — Class C Shares” under “Purchasing Shares” above and in the Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Retail Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class C shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.

Holders of Class A shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A shares, but may not exchange their Class A shares for Class C or Class R shares of the Funds or of any other Delaware Investments® Fund. Holders of Class C shares of the Funds are permitted to exchange all or part of their Class C shares only into Class C shares of any other Delaware Investments® Fund. Class C shares acquired by exchange will continue to carry the CDSC. Holders of Class R shares of the Funds are permitted to exchange all or part of their Class R shares only to Class R shares of other Delaware Investments® Funds or, if Class R shares are not available for a particular fund, to the Class A shares of such fund.

Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class C shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer. Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. See the Funds’ Prospectuses for more information on their market timing policies.

Written Redemption

You can write to the Funds (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A shares and Institutional Class shares. Certificates are not issued for Class C shares.

Written Exchange

You may also write to the Funds (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange

To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

Telephone Redemption: The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares that are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint, and individual fiduciary-type accounts.

Telephone Redemption — Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your predesignated bank account. Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange: The telephone exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions into and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amount or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service

You or your investment dealer may request redemptions of Fund Class shares by phone using the on demand service. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans

Shareholders who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply to investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds that do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan was established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan was established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectuses for more information about the waiver of CDSCs.

An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A shares being redeemed; or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count toward satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges

Please see the Prospectuses for instances in which the Limited CDSC applicable to Class A shares and the CDSCs applicable to Class C shares may be waived. Instances such as a qualified distribution or due to death where the Limited CDSC applicable to Class A shares or the CDSC applicable to Class C shares is waived, the qualified distribution waiver age is 70.5 and there is no CDSC death waiver time period. However, the CDSC death waiver only applies to shares purchased prior to the death of the account owner/joint account owner.

As disclosed in the Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and Retired Financial Services, Inc. (RFS) served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.
  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.
  Class C shares that are or were held in a qualified retirement plan account serviced by Delaware Management Trust Company will not be subject to a CDSC upon the redemption of such shares regardless of the length of time the shares were held by the shareholder.
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The following supplements the information in the Prospectuses.

The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Fund to avoid incurring any material amounts of federal income or excise taxes.

Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Retail Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

Any check in payment of dividends or other distributions that cannot be delivered by the U.S. Postal Service or that remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate the shareholder if the shareholder’s mail is returned by the U.S. Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

  Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

  Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

  Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital gain dividends” and “– Short-term capital gain dividends and interest-related dividends” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after Dec. 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after Oct. 31 of the current taxable year (“post-October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after Oct. 31 of the current taxable year, and (b) other ordinary losses incurred after Dec. 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after Oct. 31 of the current taxable year, and (b) other ordinary gains incurred after Dec. 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” that would be properly taken into account for the portion of the calendar year after Oct. 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on Jan. 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “Qualified dividend income for individuals” and “Dividends-received deduction for corporations.”

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the U.S., or (ii) are eligible for benefits under certain income tax treaties with the U.S. that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the U.S. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass through of foreign tax credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities lending” below.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on Dec. 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges, and Redemptions of Fund Shares . Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after Jan. 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and that are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV.

When required to report cost basis, the Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Please refer to the Fund’s website at delawareinvestments.com for additional information.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by Jan. 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Exchange of shares into shares of the same Fund. The exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. Thus, the following transactions generally will be tax-free for federal income tax purposes:

  the exchange of Class A shares for Institutional Class shares of the same Fund by certain Programs, the exchange of Class C shares for Class A shares or Institutional Class shares of the same Fund by certain Programs, and the exchange of Institutional Class shares for Class A shares or Class C shares of the same Fund by certain shareholders of Institutional Class shares who cease participation in a Program.

However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements, and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions – Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors – Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the U.S., which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the U.S., are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The U.S. imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Short-term capital gain dividends and interest-related dividends. The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before Jan. 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of the Fund that began before Jan. 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

It is currently unclear whether Congress will extend the look-through rules previously in effect before Jan. 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after Jan. 1, 2014 from a RIC to a non-US shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect. Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE

To obtain the Funds’ most current performance information, please call 800 523-1918 or visit our website at delawareinvestments.com.

Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. The Funds’ Statements of Assets and Liabilities, Schedule of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm, for the fiscal year ended July 31, 2014, are included in each Fund’s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Reports into this SAI.

PRINCIPAL HOLDERS

As of Nov. 5, 2014, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund. Management does not have knowledge of beneficial owners.

The Manager and its affiliates may provide the initial seed capital in connection with the creation of a Delaware Investments® product, such as Delaware Diversified Floating Rate Fund. To the extent that the Manager or its affiliates maintain such seed capital in a Delaware Investments® product, the Manager or its affiliates may engage in a total return swap or other hedge on its investment for the sole purpose of limiting the volatility of earnings of the Manager and its corporate parents. Neither the Manager nor its affiliates seek to profit by hedging the seed capital investments in the Delaware Investments® products, and the total return swap or other hedge is not expected to have any effect on the investment performance of any Delaware Investments® product.

Fund Name	Shareholders Name and Address	Percentage
DELAWARE CORPORATE BOND FUND	FIRST CLEARING LLC	5.70%
CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE CORPORATE BOND FUND	MLPF&S FOR THE SOLE BENEFIT OF ITS	7.71%
CLASS A	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE CORPORATE BOND FUND	NATIONAL FINANCIAL SERVICES LLC	15.03%
CLASS A	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE CORPORATE BOND FUND	PERSHING LLC	9.94%
CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE CORPORATE BOND FUND	DCGT AS TTEE AND/OR CUST	5.21%
CLASS A	FBO PLIC VARIOUS RETIREMENT PLANS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES, IA 50303
DELAWARE CORPORATE BOND FUND	FIRST CLEARING LLC	15.17%
CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE CORPORATE BOND FUND	MLPF&S FOR THE SOLE BENEFIT OF ITS	39.12%
CLASS C	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE CORPORATE BOND FUND	MORGAN STANLEY SMITH BARNEY	9.78%
CLASS C	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311

Fund Name	Shareholders Name and Address	Percentage
DELAWARE CORPORATE BOND FUND	NATIONAL FINANCIAL SERVICES LLC	5.59%
CLASS C	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE CORPORATE BOND FUND	PERSHING LLC	7.69%
CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE CORPORATE BOND FUND	RAYMOND JAMES	5.09%
CLASS C	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
	880 CARILLON PARKWAY
	ST PETERSBURG FL 33725
DELAWARE CORPORATE BOND FUND	FIRST CLEARING LLC	9.73%
CLASS I	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE CORPORATE BOND FUND	MLPF&S FOR THE SOLE BENEFIT OF ITS	44.81%
CLASS I	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE CORPORATE BOND FUND	MORGAN STANLEY SMITH BARNEY	5.57%
CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE CORPORATE BOND FUND	NATIONAL FINANCIAL SERVICES LLC	9.85%
CLASS I	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE CORPORATE BOND FUND	UBS WM USA	12.47%
CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2094
DELAWARE CORPORATE BOND FUND	MLPF&S FOR THE SOLE BENEFIT OF ITS	19.05%
CLASS R	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE CORPORATE BOND FUND	DCGT AS TTEE AND/OR CUST	50.05%
CLASS R	FBO PLIC VARIOUS RETIREMENT PLANS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES, IA 50303
DELAWARE DIVERSIFIED FLOATING RATE	TRUST COMPANY OF AMERICA	5.19%
FUND CLASS A	PO BOX 6503
	ENGLEWOOD CO 80155

Fund Name	Shareholders Name and Address	Percentage
DELAWARE DIVERSIFIED FLOATING RATE	FIRST CLEARING LLC	6.02%
FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE DIVERSIFIED FLOATING RATE	LPL FINANCIAL	5.01%
FUND CLASS A	--OMNIBUS CUSTOMER ACCOUNT--
	ATTN: LINDSAY O’TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE DIVERSIFIED FLOATING RATE	MLPF&S FOR THE SOLE BENEFIT OF ITS	11.68%
FUND CLASS A	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE DIVERSIFIED FLOATING RATE	MORGAN STANLEY SMITH BARNEY	8.06%
FUND CLASS A	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE DIVERSIFIED FLOATING RATE	NATIONAL FINANCIAL SERVICES LLC	5.42%
FUND CLASS A	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD 4FL
	JERSEY CITY NJ 07310
DELAWARE DIVERSIFIED FLOATING RATE	PERSHING LLC	15.88%
FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE DIVERSIFIED FLOATING RATE	UBS WM USA	7.00%
FUND CLASS A	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2068
DELAWARE DIVERSIFIED FLOATING RATE	FIRST CLEARING LLC	16.98%
FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE DIVERSIFIED FLOATING RATE	LPL FINANCIAL	5.04%
FUND CLASS C	--OMNIBUS CUSTOMER ACCOUNT--
	ATTN: LINDSAY O’TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE DIVERSIFIED FLOATING RATE	MLPF&S FOR THE SOLE BENEFIT OF ITS	36.50%
FUND CLASS C	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE DIVERSIFIED FLOATING RATE	MORGAN STANLEY SMITH BARNEY	12.42%
FUND CLASS C	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311

Fund Name	Shareholders Name and Address	Percentage
DELAWARE DIVERSIFIED FLOATING RATE	NATIONAL FINANCIAL SERVICES LLC	5.24%
FUND CLASS C	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	4TH FLOOR
	499 WASHINGTON BLVD
	JERSEY CITY NJ 07310
DELAWARE DIVERSIFIED FLOATING RATE	UBS WM USA	9.65%
FUND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2069
DELAWARE DIVERSIFIED FLOATING RATE	FIRST CLEARING LLC	14.72%
FUND CLASS I	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE DIVERSIFIED FLOATING RATE	MLPF&S FOR THE SOLE BENEFIT OF ITS	39.68%
FUND CLASS I	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE DIVERSIFIED FLOATING RATE	MORGAN STANLEY SMITH BARNEY	18.76%
FUND CLASS I	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE DIVERSIFIED FLOATING RATE	UBS WM USA	12.88%
FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2070
DELAWARE DIVERSIFIED FLOATING RATE	MORGAN STANLEY SMITH BARNEY	75.25%
FUND CLASS R	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE DIVERSIFIED FLOATING RATE	MATRIX TRUST COMPANY	19.61%
FUND CLASS R	C/F ATHENS MEDICAL & SURGICAL ASSOCIATE
	717 17TH STREET STE 1300
	DENVER CO 80202
DELAWARE EXTENDED DURATION BOND	MASSACHUSETTS MUTUAL LIFE INS CO	30.16%
FUND CLASS A	1295 STATE STREET - MIP C105
	SPRINGFIELD MA 01111-0001
DELAWARE EXTENDED DURATION BOND	MLPF&S FOR THE SOLE BENEFIT OF ITS	5.18%
FUND CLASS A	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE EXTENDED DURATION BOND	NATIONAL FINANCIAL SERVICES LLC	12.08%
FUND CLASS A	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE EXTENDED DURATION BOND	PERSHING LLC	6.24%
FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002

Fund Name	Shareholders Name and Address	Percentage
DELAWARE EXTENDED DURATION BOND	DCGT AS TTEE AND/OR CUST	6.28%
FUND CLASS A	FBO PLIC VARIOUS RETIREMENT PLANS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES, IA 50303
DELAWARE EXTENDED DURATION BOND	FIRST CLEARING LLC	13.74%
FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE EXTENDED DURATION BOND	MLPF&S FOR THE SOLE BENEFIT OF ITS	21.68%
FUND CLASS C	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE EXTENDED DURATION BOND	NATIONAL FINANCIAL SERVICES LLC	13.99%
FUND CLASS C	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE EXTENDED DURATION BOND	PERSHING LLC	9.93%
FUND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE EXTENDED DURATION BOND	RAYMOND JAMES	8.97%
FUND CLASS C	OMNIBUS FOR MUTUAL FUNDS
	ATTN COURTNEY WALLER
	880 CARILLON PARKWAY
	ST PETERSBURG FL 33726
DELAWARE EXTENDED DURATION BOND	MAC & CO	7.20%
FUND CLASS I	ATTN MUTUAL FUND OPS
	525 WILLIAM PENN PLACE
	PITTSBURGH PA 15230
DELAWARE EXTENDED DURATION BOND	CHARLES SCHWAB & CO INC	12.09%
FUND CLASS I	SPEC CUSTODY ACCT FOR THE EXCL
	BNFT OF CUSTS
	ATTN MUT FDS
	211 MAIN ST
	SAN FRANCISCO CA 94105-1905
DELAWARE EXTENDED DURATION BOND	FIRST CLEARING LLC	6.33%
FUND CLASS I	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE EXTENDED DURATION BOND	NATIONAL FINANCIAL SERVICES LLC	15.33%
FUND CLASS I	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310

Fund Name	Shareholders Name and Address	Percentage
DELAWARE EXTENDED DURATION BOND	UBS WM USA	5.37%
FUND CLASS I	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2095
DELAWARE EXTENDED DURATION BOND	DCGT AS TTEE AND/OR CUST	6.16%
FUND CLASS I	FBO PLIC VARIOUS RETIREMENT PLANS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES, IA 50303
DELAWARE EXTENDED DURATION BOND	MASSACHUSETTS MUTUAL LIFE INS CO	32.26%
FUND CLASS R	1295 STATE STREET - MIP C105
	SPRINGFIELD MA 01111-0001
DELAWARE EXTENDED DURATION BOND	HARTFORD LIFE INSURANCE CO	6.62%
FUND CLASS R	SEPARATE ACCOUNT
	ATTN UIT OPERATIONS
	PO BOX 2999
	HARTFORD CT 06104-2999
DELAWARE EXTENDED DURATION BOND	VOYA RETIREMENT INSURANCE AND	25.58%
FUND CLASS R	ANNUITY COMPANY
	1 ORANGE WAY
	WINDSOR CT 06095-4773
DELAWARE EXTENDED DURATION BOND	DCGT AS TTEE AND/OR CUST	23.36%
FUND CLASS R	FBO PLIC VARIOUS RETIREMENT PLANS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES, IA 50303
DELAWARE HIGH YIELD OPPORTUNITIES	FIRST CLEARING LLC	8.32%
FUND CLASS A	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE HIGH YIELD OPPORTUNITIES	LPL FINANCIAL	14.59%
FUND CLASS A	--OMNIBUS CUSTOMER ACCOUNT--
	ATTN: LINDSAY O’TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE HIGH YIELD OPPORTUNITIES	NATIONAL FINANCIAL SERVICES LLC	16.46%
FUND CLASS A	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	4TH FLOOR
	499 WASHINGTON BLVD
	JERSEY CITY NJ 07310
DELAWARE HIGH YIELD OPPORTUNITIES	PERSHING LLC	6.55%
FUND CLASS A	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE HIGH YIELD OPPORTUNITIES	FIRST CLEARING LLC	11.02%
FUND CLASS C	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523

Fund Name	Shareholders Name and Address	Percentage
DELAWARE HIGH YIELD OPPORTUNITIES	LPL FINANCIAL	19.26%
FUND CLASS C	--OMNIBUS CUSTOMER ACCOUNT--
	ATTN: LINDSAY O’TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE HIGH YIELD OPPORTUNITIES	MLPF&S FOR THE SOLE BENEFIT OF ITS	10.37%
FUND CLASS C	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE HIGH YIELD OPPORTUNITIES	MORGAN STANLEY SMITH BARNEY	9.79%
FUND CLASS C	HARBORSIDE FINANCIAL CENTER
	PLAZA 2 3RD FL
	JERSEY CITY NJ 07311
DELAWARE HIGH YIELD OPPORTUNITIES	NATIONAL FINANCIAL SERVICES LLC	12.00%
FUND CLASS C	(FBO) OUR CUSTOMERS
	ATTN MUTUAL FUNDS DEPARTMENT
	499 WASHINGTON BLVD FL4
	JERSEY CITY NJ 07310
DELAWARE HIGH YIELD OPPORTUNITIES	PERSHING LLC	5.31%
FUND CLASS C	1 PERSHING PLAZA
	JERSEY CITY NJ 07399-0002
DELAWARE HIGH YIELD OPPORTUNITIES	UBS WM USA	9.16%
FUND CLASS C	OMNI ACCOUNT M/F
	ATTN DEPARTMENT MANAGER
	499 WASHINGTON BLVD FL 9
	JERSEY CITY NJ 07310-2063
DELAWARE HIGH YIELD OPPORTUNITIES	FIRST CLEARING LLC	8.94%
FUND CLASS I	SPECIAL CUSTODY ACCT FOR THE
	EXCLUSIVE BENEFIT OF CUSTOMER
	2801 MARKET ST
	SAINT LOUIS MO 63103-2523
DELAWARE HIGH YIELD OPPORTUNITIES	LPL FINANCIAL	43.50%
FUND CLASS I	--OMNIBUS CUSTOMER ACCOUNT--
	ATTN: LINDSAY O’TOOLE
	9785 TOWNE CENTRE DR
	SAN DIEGO CA 92121
DELAWARE HIGH YIELD OPPORTUNITIES	MLPF&S FOR THE SOLE BENEFIT OF ITS	6.97%
FUND CLASS I	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484
DELAWARE HIGH YIELD OPPORTUNITIES	WELLS FARGO BANK NA	5.12%
FUND CLASS R	FBO TEVA PHARMACEUTICALS NQ TRUST
	PO BOX 1533
	MINNEAPOLIS, MN 55480
DELAWARE HIGH YIELD OPPORTUNITIES	MLPF&S FOR THE SOLE BENEFIT OF ITS	7.67%
FUND CLASS R	CUSTOMERS
	ATTENTION: FUND ADMIN SEC
	4800 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246-6484

Fund Name	Shareholders Name and Address	Percentage
DELAWARE HIGH YIELD OPPORTUNITIES	STATE STREET BANK & TRUST COMPANY	8.02%
FUND CLASS R	FBO TAYNIK & CO
	1200 CROWN COLONY DR
	QUINCY MA 02169-0938
DELAWARE HIGH YIELD OPPORTUNITIES	VOYA RETIREMENT INSURANCE AND	18.30%
FUND CLASS R	ANNUITY COMPANY
	1 ORANGE WAY
	WINDSOR CT 06095-4773
DELAWARE HIGH YIELD OPPORTUNITIES	DCGT AS TTEE AND/OR CUST	8.58%
FUND CLASS R	FBO PLIC VARIOUS RETIREMENT PLANS
	ATTN NPIO TRADE DESK
	711 HIGH STREET
	DES MOINES, IA 50303

APPENDIX A – DESCRIPTION OF RATINGS

Corporate Obligation Ratings

Moody’s Investment Grade

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Moody’s Below Investment Grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a midrange ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment Grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories.

However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody’s

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P
S&P’s ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PART C
(Delaware Group® Income Funds)
File Nos. 002-37707/811-02071
Post-Effective Amendment No. 88

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 75 filed August 26, 2009.

(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 76 filed November 25, 2009.

	(2)	Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

	(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 78 filed February 25, 2010.

	(2)	Executed Amendment No. 3 to Exhibit A (October 29, 2014) to the Investment Management Agreement between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.2.

	(3)	Executed Investment Advisory Expense Limitation Letter (November 2014) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.3.

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(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

		(i)	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 79 filed September 30, 2010.

		(ii)	Executed Amendment No. 4 (October 29, 2014) to Schedule I to the Distribution Agreement attached as Exhibit No. EX-99.e.1.ii.

		(iii)	Executed Distribution Expense Limitation Letter (December 12, 2008) between Delaware Distributors, L.P. and the Registrant, on behalf of the Delaware High-Yield Opportunities Fund, incorporated into this filing by reference to Post-Effective Amendment No. 1 on Form N-14 filed May 26, 2009.

	(2)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed November 28, 2011.

	(3)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed November 28, 2011.

	(4)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed November 28, 2011.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 73 filed November 26, 2008.

		(i)	Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.i.

	(2)	Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 79 filed September 30, 2010.

		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 78 filed February 25, 2010.

2

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

(ii) Executed Amendment No. 3 (October 29, 2014) to Schedule A to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

(iii) Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 81 filed November 28, 2011.

(iv) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company, Inc. relating to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.iv.

	(2)	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant attached as Exhibit No. EX-99.h.2.

	(3)	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.3.

(i) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company, Inc. relating to the Oversight Agreement attached as Exhibit No. EX-99.h.3.i.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (July 28, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

	(2)	Opinion and Consent of Counsel with respect to Delaware Core Bond Fund (August 26, 2009) incorporated into this filing by reference to Post-Effective Amendment No. 75 filed August 26, 2009.

	(3)	Opinion and Consent of Counsel with respect to Delaware Diversified Floating Rate Fund (February 25, 2010) incorporated into this filing by reference to Post-Effective Amendment No. 78 filed February 25, 2010.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (November 2014) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

3

(m)	Rule 12b-1 Plan.

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

	(2)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

	(3)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

	(4)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

(n)	Rule 18f-3 Plan.

	(1)	Amended and Restated Plan under Rule 18f-3 (September 25, 2014) attached as Exhibit No. EX-99.n.1.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) and Delaware Investments Family of Funds (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 85 filed November 27, 2013.

(q)	Other.

	(1)	Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 73 filed November 26, 2008.

	(2)	Power of Attorney (September 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed November 28, 2012.

	(3)	Power of Attorney (January 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 85 filed November 27, 2013.

	(4)	Power of Attorney (January 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 85 filed November 27, 2013.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

4

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments
Michael J. Hogan	Executive Vice	Executive Vice	Mr. Hogan has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments
David P. O’Connor	Executive Vice	Executive Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Optimum Fund Trust
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Head of Fixed	Director/Head of Fixed	Delaware Investments
	Income Investments	Income Investments
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
Joseph R. Baxter	Senior Vice	Senior Vice	Mr. Baxter has served in
	President/Head of	President/Head of	various capacities within
	Municipal Bond	Municipal Bond	Delaware Investments
	Department/Senior	Department/Senior
	Portfolio Manager	Portfolio Manager
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment Officer -	capacities within Delaware
	Officer—Small Cap	Small Cap Value/Mid-Cap	Investments
	Value/Mid-Cap Value	Value Equity
Equity
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President//Director of	Director of Municipal	various capacities within
	Municipal Research	Research	Delaware Investments
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	capacities within Delaware
Investments

5

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various capacities within
Delaware Investments
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment Officer,	capacities within Delaware
	Emerging Markets and	Emerging Markets and	Investments
	Healthcare	Healthcare
David F. Connor	Senior Vice	Senior Vice	Mr. Connor has served in
	President/Deputy General	President/Deputy General	various capacities within
	Counsel/Secretary	Counsel/Secretary	Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Craig C. Dembek	Senior Vice President/ Co-	Senior Vice President/Co-	Mr. Dembek has served in
	Head of Credit	Head of Credit	various capacities within
	Research/Senior Research	Research/Senior Research	Delaware Investments
	Analyst	Analyst
Roger A. Early	Senior Vice President/	Senior Vice President/ Co-	Mr. Early has served in various
	Co-Chief Investment	Chief Investment Officer-	capacities within Delaware
	Officer—Total Return	Total Return Fixed	Investments
	Fixed Income Strategy	Income Strategy
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	Trading	Trading	Delaware Investments
Gregory A. Gizzi	Senior Vice	Senior Vice	Mr. Gizzi has served in various
	President/Senior Portfolio	President/Senior Portfolio	capacities with Delaware
	Manager	Manager	Investments
Edward Gray	Senior Vice	Senior Vice	Mr. Gray has served in various
	President/Chief	President/Chief	capacities within Delaware
	Investment Officer—	Investment Officer –	Investments
	Global and International	Global and International
	Value Equity	Value Equity
Paul Grillo	Senior Vice President/Co-	Senior Vice President/Co-	Mr. Grillo has served in various
	Chief Investment	Chief Investment	capacities within Delaware
	Officer—Total Return	Officer—Total Return	Investments
	Fixed Income Strategy	Fixed Income Strategy
Sharon Hill	Senior Vice President/	Senior Vice President/	Ms. Hill has served in various
	Head of Equity	Head of Equity	capacities within Delaware
	Quantitative Research and	Quantitative Research and	Investments
	Analytics	Analytics
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management	Management	Delaware Investments
Kashif Ishaq	Senior Vice	Senior Vice	Mr. Ishaq has served in various
	President/Head of	President/Head of	capacities within Delaware
	Investment Grade	Investment Grade	Investments
	Corporate Bond Trading	Corporate Bond Trading
Paul Matlack	Senior Vice President/	Senior Vice President/	Mr. Matlack has served in
	Senior Portfolio Manager/	Senior Portfolio Manager/	various capacities within
	Fixed Income Strategist	Fixed Income Strategist	Delaware Investments

6

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Christopher	Senior Vice	Senior Vice	Mr. McCarthy has served in
McCarthy	President/Financial	President/Financial	various capacities within
	Institutions Sales	Institutions Sales	Delaware Investments
John P. McCarthy	Senior Vice President/Co-	Vice President/Senior	Mr. McCarthy has served in
	Head of Credit	Research Analyst	various capacities within
	Research/Senior Research		Delaware Investments
Analyst
Brian McDonnell	Senior Vice	Senior Vice	Mr. McDonnell has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager/Senior	Manager/Senior	Delaware Investments
	Structured Products	Structured Products
	Analyst/Trader	Analyst/Trader
Timothy D.	Senior Vice	Senior Vice	Mr. McGarrity has served in
McGarrity	President/Financial	President/Financial	various capacities within
	Services Officer	Services Officer	Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer - Core	Investment Officer - Core	Delaware Investments
	Equity	Equity
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	and Fixed Income	and Fixed Income	Delaware Investments
	Business Operations	Business Operations
D. Tysen Nutt	Senior Vice President/	Senior Vice President/	Mr. Nutt has served in various
	Senior Portfolio	Senior Portfolio	capacities within Delaware
	Manager/Team Leader	Manager/Team Leader	Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Structured	President/Structured	various capacities within
	Products and Derivatives	Products and Derivatives	Delaware Investments
Terrance M. O’Brien	Senior Vice	Senior Vice	Mr. O’Brien has served in
	President/Head of Fixed	President/Head of Fixed	various capacities with
	Income Quantitative	Income Quantitative	Delaware Investments
	Analysis Department	Analysis Department
Marlene Petter	Senior Vice	Senior Vice	Ms. Petter has served in various
	President/Marketing	President/Marketing	capacities within Delaware
	Communications	Communications	Investments
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in various
	Controller/Treasurer	President/Chief Financial	capacities within Delaware
		Officer	Investments

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Christopher M. Testa	Senior Vice President/	Senior Vice President/	Mr. Testa has served in various
	Senior Portfolio Manager	Senior Portfolio Manager	capacities within Delaware
	since January 2014	since January 2014	Investments
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment Officer—Real Estate Securities and Income Solutions	Chief Investment Officer- Real Estate Securities and Income Solutions	various capacities within Delaware Investments

7

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Christopher S.	Vice President/Senior	Vice President/Senior	Mr. Adams has served in
Adams	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Wayne A. Anglace	Vice President/Senior	Vice President/Senior	Mr. Anglace has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Margaret MacCarthy	Vice President/Investment	Vice President/Investment	Ms. Bacon has served in various
Bacon	Specialist	Specialist	capacities within Delaware
Investments
Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various capacities within
Delaware Investments
Kristen E.	Vice President/Senior	Vice President/Senior	Ms. Bartholdson has served in
Bartholdson-Peter	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Todd Bassion	Vice President/Portfolio	Vice President/Portfolio	Mr. Bassion has served in
	Manager	Manager	various capacities within
Delaware Investments
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various capacities within
Delaware Investments
Richard E. Biester	Vice President/Senior	Vice President/Senior	Mr. Biester has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Sylvie S. Blender	Vice President/Financial	Vice President/Financial	Ms. Blender has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Kevin Bock	Vice President/Municipal	Vice President/Municipal	Mr. Bock has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Zoe Bradley	Vice President/ Municipal	Vice President/Municipal	Ms. Bradley has served in
	Bond Portfolio Analyst	Bond Portfolio Analyst	various capacities within
Delaware Investments
Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Adam H. Brown	Vice President/Portfolio	Vice President/Portfolio	Mr. Brown has served in
	Manager	Manager	various capacities within
Delaware Investments
Carolyn Brown-	Vice President/Investment	Vice President/Investment	Ms. Brown-Jordan has served in
Jordan	Accounting	Accounting	various capacities within
Delaware Investments

8

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
McAfee S. Burke	Vice President/Senior	Vice President/Senior	Mr. Burke has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Mathew J. Calabro	Vice President/Deputy	Vice President/Deputy	Mr. Calabro has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments

Vice President/Chief
Compliance Officer - Optimum
Fund Trust
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various capacities within
Delaware Investments
Steven G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Wen-Dar Chen	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager—International	Manager - International	capacities within Delaware
	Debt	Debt	Investments
Anthony G.	Vice President/Associate	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Sean Conner	Vice President/Director of	Vice President/Director of	Mr. Connor has served in
	Fixed Income Product	Fixed Income Product	various capacities within
	Management	Management	Delaware Investments
Michael Costanzo	Vice President/	Vice President/	Mr. Costanzo has served in
	Performance Analyst	Performance Analyst	various capacities within
	Manager	Manager	Delaware Investments
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Institutional Account	Institutional Account	capacities within Delaware
	Services	Services	Investments
Cori E. Daggett	Vice President/Associate	Vice President/Associate	Ms. Daggett has served in
	General Counsel/	General Counsel/Assistant	various capacities within
	Assistant Secretary	Secretary	Delaware Investments
Ion Dan	Vice President/Senior	Vice President/Senior	Mr. Dan has served in various
	Structured Products	Structured Products	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Guido DeAscanis III	Vice President/Senior	Vice President/Senior	Mr. DeAscanis has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Kevin C. Donegan	Vice President/Head of	Vice President/Head of	Mr. Donegan has served in
	Business Manager	Business Manager	various capacities within
Delaware Investments and/or its
affiliates since 1994
Camillo D’Orazio	Vice President/Ex-US	Vice President/Ex-US	Mr. D’Orazio has served in
	Client Service Officer	Client Service Officer	various capacities within
Delaware Investments
Michael E. Dresnin	Vice President/Associate	Vice President/Associate	Mr. Dresnin has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President – Taxation	Mr. Ettinger has served in
various capacities within
Delaware Investments
Richard J. Filip	Vice President/Portfolio	Vice President/Portfolio	Mr. Filip has served in various
	Analyst/Trader-	Analyst/ Trader-	capacities within Delaware
	Convertible and Municipal	Convertible and Municipal	Investments
	Strategies	Strategies

9

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Michelle Finder	Vice President/Senior	Vice President/Senior	Ms. Finder has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	capacities within Delaware
Investments
Clifford M. Fisher	Vice President/Municipal	Vice President/Municipal	Mr. Fisher has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Patrick Foley	Vice President/Director of	Vice President/Director of	Mr. Foley has served in various
	Equity Product	Equity Product	capacities within Delaware
	Management	Management	Investments
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior Research	Manager/Senior Research	various capacities within
	Analyst	Analyst	Delaware Investments
Lawrence G. Franko	Vice President/Senior	Vice President/Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Eric Frei	Vice President/	Vice President/	Mr. Frei has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Michael Friedman	Vice President/Senior	Vice President/Senior	Mr. Friedman has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Mark Frymiare	Vice President/Marketing	Vice President/Marketing	Mr. Frymiare has served in
	Support Services	Support Services	various capacities within
Delaware Investments
Daniel V. Geatens	Vice President/Director of	Vice President/Treasurer	Mr. Geatens has served in
	Financial Administration		various capacities within
Delaware Investments

Vice President/Treasurer –
Optimum Fund Trust
Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
David J. Hamilton	Vice President/Credit	Vice President/Credit	Mr. Hamilton has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Brian Hannon	Vice President/High Yield	Vice President/High Yield	Mr. Hannon has served in
	Trader since April 2013	Trader since April 2013	various capacities within
Delaware Investments
Scott Hastings	Vice President/Senior	Vice President/Senior	Mr. Hastings has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Duane Hewlett	Vice President/Structured	Vice President/Structured	Mr. Hewlett has served in
	Product Analyst/Trader	Product Analyst/Trader	various capacities within
Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
J. David Hillmeyer	Vice President/Senior	Vice President/Senior	Mr. Hillmeyer has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Jerel A. Hopkins	Vice President/Associate	Vice President/Associate	Mr. Hopkins has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Chungwei Hsia	Vice President/Emerging	Vice President/Emerging	Mr. Hsia has served in various
	and Developed Markets	and Developed Markets	capacities within Delaware
	Analyst	Analyst	Investments
Cynthia Isom	Vice President/Portfolio	Vice President/Portfolio	Ms. Isom has served in various
	Manager	Manager	capacities within Delaware
Investments
Stephen M.	Vice President/ Portfolio	Vice President/Portfolio	Mr. Juszczyszyn has served in
Juszczyszyn	Manager/Senior	Manager/Senior	various capacities within
	Structured Products	Structured Products	Delaware Investments
	Analyst/Trader	Analyst/Trader
William F. Keelan	Vice President/Senior	Vice President/Senior	Mr. Keelan has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Nancy Keenan	Vice President/Domestic	Vice President/Domestic	Ms. Keenan has served in
	Equity, Senior Product	Equity, Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Colleen Kneib	Vice President/Municipal	Vice President/Municipal	Ms. Kneib has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Daniel Ko	Vice President/Senior	Vice President/Senior	Mr. Ko has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Anu B. Kothari	Vice President/Senior	Vice President/Senior	Ms. Kothari has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Jamie LaScala	Vice President/Global	Vice President/Global	Ms. LaScala has served in
	Equities/Senior Product	Equities/Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Kevin Lam	Vice President/Portfolio	Vice President/Portfolio	Mr. Lam has served in various
	Manager-Fixed Income	Manager - Fixed Income	capacities within Delaware
	Separately Managed	Separately Managed	Investments
	Accounts	Accounts
Steven A. Landis	Vice President/Senior	Vice President/Senior	Mr. Landis has served in
	Portfolio Manager -	Portfolio Manager –	various capacities within
	Emerging Markets Debt	Emerging Markets Debt	Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kent Madden	Vice President/Portfolio	Vice President/Portfolio	Mr. Madden has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Andrew McEvoy	Vice President/Trade	Vice President/Trade	Mr. McEvoy has served in
	Settlements	Settlements	various capacities within
Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Kelley McKee	Vice President/Portfolio	Vice President/Portfolio	Ms. McKee has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Carleen Michalski	Vice President/Product	Vice President/Product	Ms. Michalski has served in
	Manager	Manager	various capacities within
Delaware Investments
Saj Moradi	Vice President/Senior	Vice President/Senior	Mr. Moradi has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Michael S. Morris	Vice President/Senior	Vice President/Senior	Mr. Morris has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Constantine	Vice President/Product	Vice President/Product	Mr. Mylonas has served in
(“Charlie”) Mylonas	Manager (Since June	Manager	various capacities within
	2010)		Delaware Investments
Donald G. Padilla	Vice President/Senior	Vice President/Senior	Mr. Padilla has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Alexendra R. Parson	Vice President/Financial	Vice President/Financial	Ms. Parson has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Will Rainbow	Vice	Vice	Mr. Rainbow has served in
	President/Engagement	President/Engagement	various capacities within
	Strategy & Analytics	Strategy & Analytics	Delaware Investments
Mansur Z. Rasul	Vice President/Head of	Vice President/Head of	Mr. Rasul has served in various
	Emerging Markets Credit	Emerging Markets Credit	capacities within Delaware
	Trading	Trading	Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist	Investment Specialist	capacities within Delaware
Investments
Joseph T. Rogina	Vice President/Senior	Vice President/Senior	Mr. Rogina has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Scott B. Schroeder	Vice President/Investment	Vice President/Investment	Mr. Schroeder has served in
	Grade Corporate Bond	Grade Corporate Bond	various capacities within
	Trader	Trader	Delaware Investments
Brian Scotto	Vice President/	Vice President/	Mr. Scotto has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Trader	Trader	Investments
Richard D. Seidel	Vice President/Assistant	Vice President/Assistant	Mr. Seidel has served in various
	Controller/Assistant	Controller/Assistant	capacities within Delaware
	Treasurer	Treasurer	Investments
Catherine A. Seklecki	Vice President/Financial	Vice President/Financial	Ms. Seklecki has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Sean M. Simmons	Vice President/	Vice President/	Mr. Simmons has served in
	International Bond Trader	International Bond Trader	various capacities within
Delaware Investments
Barry Slawter	Vice President/Retail	Vice President/Retail	Mr. Slawter has served in
	Marketing & Content	Marketing & Content	various capacities within
	Strategy	Strategy	Delaware Investments

12

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Frank Strenger	Vice President/High Yield	Vice President/High Yield	Mr. Strenger has served in
	Trader	Trader	various capacities within
Delaware Investments
Molly Thompson	Vice President/Senior	Vice President/Senior	Ms. Thompson has served in
	Product Manager,	Product Manager,	various capacities within
	Specialty Products and	Specialty Products and	Delaware Investments
	Solutions	Solutions
Nitin P. Tuteja	Vice President/	Vice President/	Mr. Tuteja has served in various
	Quantitative Analyst	Quantitative Analyst	capacities within Delaware
Investments
John C. Van Roden	Vice President/Municipal	Vice President/Municipal	Mr. Roden has served in various
III	Bond Trader/Head of	Bond Trader/Head of	capacities within Delaware
	Municipal Bond Trading	Municipal Bond Trading	Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nael H. Wahaidi	Vice President/	Vice President/	Mr. Wahaidi has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Jeffrey S. Wang	Vice President/Senior	Vice President/Senior	Mr. Wang has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Michael G. Wildstein	Vice President/Senior	Vice President/Senior	Mr. Wildstein has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Wei Xiao	Vice President/Senior	Vice President/Senior	Mr. Xiao has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments

Item 32.	Principal Underwriters.

(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
J. Scott Coleman	President	None
David P. O’Connor	Executive Vice President/ General	Executive Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel

13

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Philip Russo	Executive Vice President	None
Stephen J. Busch	Senior Vice President	Senior Vice President
David F. Connor	Senior Vice President/Secretary	Senior Vice President/Deputy
General Counsel/Secretary
Brian L. Murray, Jr.	Senior Vice President/Chief	Senior Vice President/Chief
	Compliance Officer	Compliance Officer
Marlene D. Petter	Senior Vice President	Senior Vice President
Kurt Phares	Senior Vice President	None
Aiden J. Redmond, Jr.	Senior Vice President	None
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Brett D. Wright	Senior Vice President	None
Mathew J. Calabro	Vice President/Deputy Chief	Vice President/Deputy Chief
	Compliance Officer	Compliance Officer
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Michael Dresnin	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Jamie Fox	Vice President	Vice President
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Jerel A. Hopkins	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Stephen R. Shamut	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Antoinette C. Robbins	Anti-Money Laundering Officer	Anti-Money Laundering Officer

(c)	Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Service Company, Inc. and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (One Wall Street, New York, NY 10286-0001).

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of November, 2014.

DELAWARE GROUP INCOME FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	November 26, 2014
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	November 26, 2014
Thomas L. Bennett

Joseph W. Chow	*	Trustee	November 26, 2014
Joseph W. Chow

John A. Fry	*	Trustee	November 26, 2014
John A. Fry

Lucinda S. Landreth	*	Trustee	November 26, 2014
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	November 26, 2014
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	November 26, 2014
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	November 26, 2014
Janet L. Yeomans

J. Richard Zecher	*	Trustee	November 26, 2014
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	November 26, 2014
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

15

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Group® Income Funds N-1A)

Exhibit No.	Exhibit
EX-99.d.2	Executed Amendment No. 3 to Exhibit A (October 29, 2014) to the Investment Management Agreement between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.d.3	Executed Investment Advisory Expense Limitation Letter (November 2014)between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.e.1.ii	Executed Amendment No. 4 (October 29, 2014) to Schedule I to the Distribution Agreement

EX-99.g.1.i	Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement

EX-99.h.1.ii	Executed Amendment No. 3 (October 29, 2014) to Schedule A to the Shareholder Services Agreement

EX-99.h.1.iv	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company, Inc. relating to the Shareholder Services Agreement

EX-99.h.2	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant

EX-99.h.3	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant

EX-99.h.3.i	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company, Inc. relating to the Oversight Agreement

EX-99.j	Consent of Independent Registered Public Accounting Firm (November 2014)

EX-99.n.1	Amended and Restated Plan under Rule 18f-3 (September 25, 2014)